UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Steven I. Koszalka

American Funds Short-Term Tax-Exempt Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months
ended January 31, 2017

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide you with a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2016 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2017.

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–2.53%	0.18%	1.05%	0.59%
Limited Term Tax-Exempt Bond Fund of America	–2.75	1.11	2.76	0.59

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–3.41	2.96	3.55	0.54
American High-Income Municipal Bond Fund	–2.27	5.11	3.86	0.67
The Tax-Exempt Fund of California	–3.86	3.41	3.75	0.60
American Funds Tax-Exempt Fund of New York	–3.75	2.41	3.10	0.72 †

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
†	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.69% as of the prospectus dated January 1, 2017.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results reflect the reimbursement, without which the results would have been lower. This reimbursement will be in effect through at least January 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Fellow investors:

This report covers the results of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York for the six months ended January 31, 2017.

Volatility returned to the municipal bond market during the first half of the funds’ fiscal year as investors weighed the potential impact of the U.S. presidential election, strengthening economic conditions and rising interest rates. The market was further pressured by a record level of municipal bond issuance in 2016. Against this backdrop, all six funds registered declines, ranging from –0.92% for American Funds Short-Term Tax-Exempt Bond Fund to –3.77% for American High-Income Municipal Bond Fund. (See pages 4 through 10 for fund specific results and information.)

Economic and market overview

The first half of the fiscal year began as the prior ended, with a strong showing for municipal bond markets on the whole. In August, the unmanaged Bloomberg Barclays Municipal Bond Index, a broad measure of the tax-exempt investment-grade market (bonds rated BBB/Baa and above), recorded its 14th consecutive month of positive returns. By September, however, that trend reversed sharply and the tax-exempt market experienced a high level of volatility.

This abrupt shift in market sentiment was attributable to several factors, including upbeat economic news. Gross Domestic Product (GDP) rose an annualized rate of 3.5% in the third quarter of 2016, up from 1.4% in the second. Wages also improved, climbing nearly 3.0% year over year in December. In response to expectations for tax cuts and a pro-growth agenda from the new administration, bond yields spiked in November and December.

Inflation expectations also increased significantly. In December, U.S. consumer prices rose 2.1% on a year-over-year basis, the largest inflation bump since June 2014. In a widely anticipated move, the U.S. Federal Reserve raised the federal funds target rate to a range of 0.50%–0.75% in mid-December. Longer term interest rates also rose during the period, depressing U.S. Treasury bond prices. Tax-exempt bonds sold off along with the broader bond market.

Municipal bond issuance reached an all-time high in 2016, further pressuring the market. The year’s $445 billion in offerings — driven by refundings mid-year as issuers looked to take advantage of low borrowing costs — eclipsed the old record of $433 billion set in 2010. After experiencing inflows for the first 10 months of the year, muni fund flows turned negative in November and December, further contributing to the volatility.

In the closing weeks of the period however, fund flows turned positive

American Funds Tax-Exempt Funds	1

again, helping drive a modest muni market rebound.

In general, municipal bonds of lower credit quality suffered more pronounced declines than higher rated issues, and longer term bonds tended to trail those with shorter maturities. Given the accelerating growth of the U.S. economy and anticipation of the Fed’s rate hike in December, most of the funds covered in this report entered the period with a conservative approach, maintaining a relatively short duration position. This helped mitigate the worst of the declines during the heightened volatility that characterized the final months of the calendar year. That said, the funds tended to lag the broader market during the rebound that occurred during the closing weeks of the period.

Looking ahead

As we look to the months ahead, there remains a great deal of uncertainty. The United States economy appears to be gaining momentum, and bond and equity markets alike have appeared to price in the potential effect of any shifts in policy under President Trump. That said, it is important to recognize that the details of future policy and their potential impact remain unclear. The possibility of both higher inflation and interest rates presents further challenges for municipal bond investors. Fed officials have in fact signaled that more rate increases are likely in 2017.

At this time we do not expect municipal bond returns to match the strong levels of the last few years. Faced with higher uncertainty and probable market volatility, we expect to maintain relatively neutral duration and curve investment positions. That being said, we believe that in the current low-yield environment we may continue to uncover potentially compelling income opportunities through comprehensive credit research.

We appreciate the trust you have placed in us and look forward to reporting back to you at the close of the fiscal year.

Sincerely,

Neil L. Langberg

President, American Funds Short-Term
Tax-Exempt Bond Fund, Limited Term
Tax-Exempt Bond Fund of America,

The Tax-Exempt Bond Fund of America
and The Tax-Exempt Fund of California

Jerry H. Solomon

President, American Funds Tax-Exempt
Fund of New York

Karl J. Zeile

President, American High-Income
Municipal Bond Fund

March 17, 2017

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 28, 2017. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

Class A shares	SEC 30-day yield		Equivalent taxable yield		12-month distribution rate
Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	1.06%		1.87%		1.06%
Limited Term Tax-Exempt Bond Fund of America	1.31		2.31		2.00

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.17		3.83		3.02
American High-Income Municipal Bond Fund	3.35		5.92		3.68
The Tax-Exempt Fund of California	2.01		4.10	[2]	2.96
American Funds Tax-Exempt Fund of New York	2.10	[3]	4.07	[4]	2.42

[1]	Based on 2016 federal tax rates. For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 2.10% with the fund’s reimbursement.
[4]	For investors in the 48.39% federal and New York state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of –0.92% for the first half of the fiscal year, trailing the –0.68% return of the Lipper Short Municipal Debt Funds Average, a peer group measure. The fund also lagged the –0.88% decline of the Bloomberg Barclays Municipal Short 1–5 Years Index.

The fund paid monthly dividends totaling 6 cents a share for the six months. This amounts to a federally tax-exempt income return of 0.55% for investors who reinvested dividends. This is equivalent to a taxable income return of 0.97% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In an uncertain market environment, the fund’s managers sought to provide relative stability. With yields near multiyear lows, the fund maintained its focus on high-quality issues of shorter duration. Municipal bonds on the whole struggled during the period; among the fund’s biggest detractors were revenue bonds supporting single-family housing and hospital facilities.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.06% tax-exempt distribution rate3 as of January 31, 2017.

If your taxable income is …				… then your federal		The fund’s tax-exempt distribution rate of 1.06% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …
$0 –	9,275	$0 –	18,550	10.0%		1.18%
9,276 –	37,650	18,551 –	75,300	15.0		1.25
37,651 –	91,150	75,301 –	151,900	25.0		1.41
91,151 –	190,150	151,901 –	231,450	28.0		1.47
190,151 –	413,350	231,451 –	413,350	36.8	[1]	1.68
413,351 –	415,050	413,351 –	466,950	38.8	[1]	1.73
Over 415,050		Over 466,950		43.4	[1]	1.87

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

The fund recorded a decline of –1.75% for the six months ended January 31, a result that bested the –1.91% total return of the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index. The fund’s result was in line with the –1.78% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling 16 cents a share for the period. Those individuals who reinvested dividends received a federally tax-exempt income return of 1.00%. This is equivalent to a taxable income return of 1.77% for investors in the 43.4%1 maximum federal tax bracket.

The fund focuses primarily on investment-grade bonds (those rated BBB/Baa and above). The fund’s managers positioned the portfolio fairly conservatively, seeking to maintain a relatively short duration. This approach dampened returns to an extent as the broader municipal bond market experienced a solid rebound in the final weeks of the period.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.02% tax-exempt distribution rate3 as of January 31, 2017.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 2.02% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,275	$0 –	18,550	10.0%		2.24%
9,276 –	37,650	18,551 –	75,300	15.0		2.38
37,651 –	91,150	75,301 –	151,900	25.0		2.69
91,151 –	190,150	151,901 –	231,450	28.0		2.81
190,151 –	413,350	231,451 –	413,350	36.8	[1]	3.20
413,351 –	415,050	413,351 –	466,950	38.8	[1]	3.30
Over 415,050		Over 466,950		43.4	[1]	3.57

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	5

The Tax-Exempt Bond Fund of America

The fund logged a total return of –3.37% during the six-month period, a result that was in line with the –3.34% decline of the Bloomberg Barclays Municipal Bond Index. However, the fund outpaced the –3.59% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure.

During the period, the fund paid monthly dividends totaling 20 cents a share, amounting to a federally tax-exempt income return of 1.51% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.67% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund’s managers continued on a relatively conservative path during the first half of the fiscal year, focusing on minimizing risk in an uncertain environment. They continue to seek out opportunities for incremental yield through deep credit research while remaining mindful of improving economic conditions and the potential for rising interest rates. At the close of the period about 93% of the portfolio consisted of revenue bonds. The largest concentrations were in holdings backing health care and transportation initiatives.

Amid declines across most areas of the market, holdings of bonds supporting hospital facilities were particularly detrimental to fund returns.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.04% tax-exempt distribution rate3 as of January 31, 2017.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 3.04% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,275	$0 –	18,550	10.0%		3.38%
9,276 –	37,650	18,551 –	75,300	15.0		3.58
37,651 –	91,150	75,301 –	151,900	25.0		4.05
91,151 –	190,150	151,901 –	231,450	28.0		4.22
190,151 –	413,350	231,451 –	413,350	36.8	[1]	4.81
413,351 –	415,050	413,351 –	466,950	38.8	[1]	4.97
Over 415,050		Over 466,950		43.4	[1]	5.37

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

The fund registered a total return of –3.77% for the first half of its fiscal year. This result exceeded both the –3.91% loss of the Bloomberg Barclays High Yield Municipal Bond Index, and the –4.25% total return of the Lipper High Yield Municipal Debt Funds Average, a measure of the fund’s peer group.

For the six months, the fund paid monthly dividends totaling 29 cents a share, amounting to a federally tax-exempt income return of 1.83% for investors who reinvested dividends. This is equivalent to a taxable income return of 3.23% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Rigorous credit research helped the fund mitigate the impact of some of the more extreme crosscurrents in the municipal bond market. Holdings of bonds backing hospitals, senior living facilities and airports posted some of the worst declines for the period.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.73% tax-exempt distribution rate3 as of January 31, 2017.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 3.73% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,275	$0 –	18,550	10.0%		4.14%
9,276 –	37,650	18,551 –	75,300	15.0		4.39
37,651 –	91,150	75,301 –	151,900	25.0		4.97
91,151 –	190,150	151,901 –	231,450	28.0		5.18
190,151 –	413,350	231,451 –	413,350	36.8	[1]	5.90
413,351 –	415,050	413,351 –	466,950	38.8	[1]	6.09
Over 415,050		Over 466,950		43.4	[1]	6.59

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Fund of California

The fund posted a total return of –3.66% for the six months. This result bested the –4.22% total return of the Lipper California Municipal Debt Funds Average, a peer group measure. However, the fund trailed the –3.54% return of the Bloomberg Barclays California Municipal Index.

For the period, the fund paid monthly dividends totaling 27 cents a share. Those investors who reinvested dividends received an income return of 1.48%. This is equivalent to a taxable income return of 3.02% for investors in the 50.93%1 effective combined federal and California state tax bracket.

Holdings of tax assessment bonds and issues backing hospitals and school districts dampened fund returns.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated 2016 taxable income below to determine your combined federal and California tax rate2, then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.99% tax-exempt distribution rate3 at January 31, 2017.

If your taxable income is …				… then your combined federal and California		The fund’s tax-exempt distribution rate of 2.99% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of ...
$0 –	8,015	$0 –	16,030	10.90%		3.36%
8,016 –	9,275	16,031 –	18,550	11.80		3.39
9,276 –	19,001	18,551 –	38,002	16.70		3.59
19,002 –	29,989	38,003 –	59,978	18.40		3.66
29,990 –	37,650	59,979 –	75,300	20.10		3.74
37,651 –	41,629	75,301 –	83,258	29.50		4.24
41,630 –	52,612	83,259 –	105,224	31.00		4.33
52,613 –	91,150	105,225 –	151,900	31.98		4.40
91,151 –	190,150	151,901 –	231,450	34.70		4.58
190,151 –	268,750	231,451 –	413,350	42.68	[1]	5.22
268,751 –	322,499	–		43.31	[1]	5.27
322,500 –	413,350	–		43.94	[1]	5.33
–		413,351 –	466,950	44.49	[1]	5.39
413,351 –	415,050	–		45.72	[1]	5.51
–		466,951 –	537,500	48.66	[1]	5.82
–		537,501 –	644,998	49.23	[1]	5.89
415,051 –	537,498	644,999 –	1,000,000	49.80	[1]	5.96
537,499 –	1,000,000	1,000,001 –	1,074,996	50.36	[1]	6.02
Over –	1,000,000	Over 1,074,996		50.93	[1]	6.09
[1]

For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 50.93% marginal tax rate on their investment income.

[2]	Based on 2016 federal and 2016 California state tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

The fund recorded a total return of –3.55%, trailing the –3.22% decline of the Bloomberg Barclays New York Municipal Index. By way of comparison, the Lipper New York Municipal Debt Funds Average, a peer group measure, posted a –3.51% total return.

The fund paid monthly dividends totaling 14 cents a share for the six months. This represents an income return of 1.23% for those who reinvested dividends. For investors in the 48.39%1,2 combined effective federal and New York state tax bracket, this is equivalent to a taxable income return of 2.38%.

Revenue bonds supporting higher education and hospitals and general obligation bonds were among those holdings that detracted from the fund’s overall total return.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

Tax-exempt yields vs. taxable yields

Find your estimated 2016 taxable income below to determine your combined federal and New York state tax rate,2,3 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.43% tax-exempt distribution rate4 at January 31, 2017.

If your taxable income is …				… then your combined federal and New York		The fund’s tax-exempt distribution rate of 2.43% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of ...
$0 –	8,450	$0 –	17,050	13.60%		2.81%
8,451 –	9,275	17,051 –	18,550	14.05		2.83
9,276 –	11,650	18,551 –	23,450	18.83		2.99
11,651 –	13,850	23,451 –	27,750	19.46		3.02
13,851 –	21,300	27,751 –	42,750	20.02		3.04
21,301 –	37,650	42,751 –	75,300	20.48		3.06
37,651 –	80,150	75,301 –	151,900	29.84		3.46
80,151 –	91,150	–		29.99		3.47
–		151,901 –	160,500	32.64		3.61
91,151 –	190,150	160,501 –	231,450	32.79		3.62
190,151 –	214,000	231,451 –	321,050	41.00	[1]	4.12
214,001 –	413,350	321,051 –	413,350	41.13	[1]	4.13
413,351 –	415,050	413,351 –	466,950	42.99	[1]	4.26
415,051 –	1,070,350	466,951 –	2,140,900	47.28	[1]	4.61
over –	1,070,350	over –	2,140,900	48.39	[1]	4.71
[1]

For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 48.39% marginal tax rate on their investment income.

[2]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[3]	Based on 2016 federal and 2016 New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[4]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	9

Results at a glance

For periods ended January 31, 2017, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]
American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	–0.11%	0.66%	—	1.22%
Bloomberg Barclays Municipal Short 1–5 Years Index[2]	0.12	1.12	—	1.74
Lipper Short Municipal Debt Funds Average	–0.10	0.59	—	1.13

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	–0.56	1.50	3.09%	3.95
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index[3]	–0.36	1.77	3.58	4.20
Lipper Short-Intermediate Municipal Debt Funds Average	–0.46	1.14	2.58	3.45

The Tax-Exempt Bond Fund of America (Class A shares)	–0.25	3.25	4.01	6.49
Bloomberg Barclays Municipal Bond Index	–0.28	2.94	4.34	—	[4]
Lipper General & Insured Municipal Debt Funds Average	–0.45	2.94	3.65	6.24

American High-Income Municipal Bond Fund (Class A shares)	1.04	5.38	4.31	5.50
Bloomberg Barclays Municipal Bond Index	–0.28	2.94	4.34	5.38
Bloomberg Barclays High Yield Municipal Bond Index	3.85	5.44	4.14	—	[4]
Lipper High Yield Municipal Debt Funds Average	0.66	4.65	3.42	4.99

The Tax-Exempt Fund of California (Class A shares)	–0.75	3.70	4.20	5.53
Bloomberg Barclays California Municipal Index	–0.45	3.48	4.54	—	[4]
Lipper California Municipal Debt Funds Average	–0.51	3.63	3.98	5.53

American Funds Tax-Exempt Fund of New York (Class A shares)	–0.24	2.75	—	3.80
Bloomberg Barclays New York Municipal Index	–0.26	2.93	—	3.62
Lipper New York Municipal Debt Funds Average	–0.02	2.68	—	3.33

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
[2]	Bloomberg Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[3]	Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[4]	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.44%	Principal amount (000)	Value (000)
Alabama 2.28%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$9,500	$10,185
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	3,315	3,519
Other securities		5,372
		19,076

California 10.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.56% 2045 (put 2023)[1]	6,600	6,551
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 1.33% 2047 (put 2019)[1]	3,000	2,995
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.26% 2034 (put 2020)[1]	2,000	2,001
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	5,000	4,933
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	2,200	2,514
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,177
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,676
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 1.043% 2047 (put 2019)[1]	3,500	3,483
Los Angeles County, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,174
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	3,350	3,504
Other securities		56,183
		88,191

Connecticut 1.54%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	825	866
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,300	1,366
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,345	1,396
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	570	577
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,240	3,372

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	$1,925	$2,006
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,365	1,456
Other securities		1,861
		12,900

Florida 4.40%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	1,660	1,797
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,322
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	1,000	1,014
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	8,064
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	1,500	1,500
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,225	2,203
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,579
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 1.41% 2017[1]	3,800	3,801
Other securities		15,523
		36,803

Georgia 2.81%
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,007
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.93% 2025 (put 2017)[1]	5,250	5,246
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.91% 2025 (put 2017)[1]	3,500	3,497
Other securities		10,740
		23,490

Illinois 6.96%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	3,500	3,848
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,233
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,429
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,250
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.66% 2050 (put 2025)[1]	3,400	3,366
Other securities		36,171
		58,297

Indiana 2.54%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2015)	500	502
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,509
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2019	1,100	1,211
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2022	2,500	2,905
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2023	2,000	2,345

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	$2,615	$2,626
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,897
Other securities		2,276
		21,271

Kentucky 0.62%
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	5,156

Maryland 1.03%
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2024 (preref. 2019)	900	982
Other securities		7,608
		8,590

Massachusetts 4.01%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 1.18% 2038 (put 2018)[1]	8,315	8,315
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-5, 0.96% 2038 (put 2018)[1]	1,075	1,075
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	3,000	3,361
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,272
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	765	794
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	820	855
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,345	1,415
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	965	1,025
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	1,000	1,043
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	400	411
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	450	455
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,445	1,463
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	850	904
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,220	3,402
Other securities		5,740
		33,530

Michigan 4.32%
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,501
Other securities		34,703
		36,204

Minnesota 1.20%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	530	551
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	730	756
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	595	604
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,115	1,187
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,365	4,598
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	870	921
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	890	923
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	250	267
Other securities		269
		10,076

Nebraska 1.60%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	4,200	4,554
Other securities		8,809
		13,363

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada 1.56%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	$5,500	$5,519
Other securities		7,576
		13,095

New Jersey 2.48%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,196
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,562
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,105
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	813
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2021	2,000	2,187
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,368
Other securities		5,521
		20,752

New Mexico 0.83%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison
Company Four Corners Project), 1.875% 2029 (put 2020)	2,000	2,012
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,245
Other securities		2,697
		6,954

New York 8.21%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	803
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,250
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.24% 2039 (put 2020)[1]	6,250	6,243
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,530	1,568
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,855	2,935
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,985	3,196
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,000	1,051
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	650	685
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	950	986
City of New York, G.O. Bonds, Fiscal 2014 Series A-6, 1.13% 2031[1]	2,500	2,497
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	6,000	6,000
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,059
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,681
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series B, 5.00% 2017	1,000	1,000
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,081
Other securities		31,728
		68,763

Ohio 1.66%
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,508
Other securities		11,376
		13,884

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Oregon 1.20%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.66% 2022 (put 2018)[1]	$3,000	$3,000
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.51% 2020 (put 2017)[1]	1,500	1,500
Other securities		5,581
		10,081

Pennsylvania 3.12%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,152
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	1,675	1,736
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	1,775	1,839
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	905	943
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	985	1,030
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,440	3,682
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	3,500	3,930
Other securities		8,769
		26,081

Rhode Island 1.09%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,010	3,157
Other securities		5,979
		9,136

South Carolina 0.73%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 4.00% 2020	2,945	3,207
Other securities		2,905
		6,112

Tennessee 1.52%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	565	594
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	785	832
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,345	1,415
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	660	695
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	455	484
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,235	1,266
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,220	1,271
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,605	1,686
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,375	1,452
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,040	1,095
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	930	978
Other securities		1,000
		12,768

Texas 8.83%
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,000	2,030
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,082
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,188
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,641
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	5,500	5,584
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 1.040% 2033 (put 2018)[1]	6,000	5,987

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 1.040% 2041 (put 2018)[1]	$6,500	$6,496
Board of Regents of The University of Texas System, Rev. Fncg. System Bonds, Series 2016-J, 5.00% 2024	5,000	5,990
Other securities		42,953
		73,951

Virginia 0.79%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,335
Other securities		3,284
		6,619

Washington 3.26%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	5,000	5,021
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-B, 4.00% 2042 (put 2021)	250	273
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	532
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	2,550	2,893
Other securities		18,559
		27,278

Wisconsin 2.52%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,060
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	4,989
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,855	3,994
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,482
Other securities		9,539
		21,064

Other states & U.S. territories 9.79%
Other securities		81,850

Total bonds, notes & other debt instruments (cost: $767,110,000)		765,335

Short-term securities 8.35%
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.74% 3/1/2017	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.58% 2035[1]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[1]	3,000	3,000
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	7,300	7,300
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[1]	3,700	3,700
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[1]	3,310	3,310
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.62% 2038[1]	3,100	3,100
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.63% 2045[1]	2,000	2,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	10,700	10,700

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.63% 2022[1]	$7,160	$7,160
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 0.62% 2035[1]	5,650	5,650
Other securities		7,006

Total short-term securities (cost: $69,926,000)		69,926
Total investment securities 99.79% (cost: $837,036,000)		835,261
Other assets less liabilities 0.21%		1,762

Net assets 100.00%		$837,023

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,021,000, which represented .60% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	17

Limited Term Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.48%	Principal amount (000)	Value (000)
Alabama 1.01%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$14,500	$15,545
Other securities		22,027
		37,572

California 10.93%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.56% 2045 (put 2023)[1]	20,500	20,348
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 1.56% 2047 (put 2023)[1]	3,500	3,474
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 1.33% 2047 (put 2019)[1]	1,000	999
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.76% 2045 (put 2024)[1]	2,500	2,500
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.26% 2034 (put 2020)[1]	2,500	2,501
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.36% 2034 (put 2021)[1]	10,480	10,474
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020 (preref. 2019)	9,000	9,833
Other securities		358,150
		408,279

Connecticut 1.36%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,176
Other securities		41,534
		50,710

Florida 7.64%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,102
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,412
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,191
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2020	3,500	3,830
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	3,600	3,897
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2020	4,500	4,993

18	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	$1,000	$1,132
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,742
Fin. Auth., Econ. Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.90% 2028 (put 2017)[1]	10,500	10,500
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,000	13,073
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,082
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	10,874
Other securities		194,628
		285,456

Georgia 2.74%
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019 (preref. 2018)	11,840	12,627
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,594
Other securities		78,267
		102,488

Hawaii 0.53%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,409
Other securities		9,522
		19,931

Illinois 9.59%
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	2,975
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,216
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,415
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,816
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,053
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,064
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,123
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,354
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,687
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,762
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2018)	2,000	2,074
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,636
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,732
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-B, 5.00% 2019	2,500	2,671
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	3,145	3,602
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,774

American Funds Tax-Exempt Funds	19

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.66% 2050 (put 2025)[1]	$10,500	$10,394
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,925	14,585
Other securities		265,239
		358,172

Michigan 4.85%
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	20,600	21,445
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,031
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, National insured, 5.00% 2017	1,000	1,031
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	595	620
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,663
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,794
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,082
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,027
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,211
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, Assured Guaranty Municipal insured, 4.00% 2020	4,000	4,265
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,092
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,851
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,717
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,136
Other securities		118,228
		181,193

Nebraska 0.99%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	8,800	9,542
Other securities		27,352
		36,894

Nevada 2.17%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	13,742
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	15,150	15,203
Other securities		52,229
		81,174

New Jersey 2.71%
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 1.34% 2024 (put 2018)[1]	11,500	11,509
Other securities		89,583
		101,092

20	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York 8.58%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	$5,500	$6,237
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	3,670	3,868
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,656
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,820
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,935
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,667
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.24% 2039 (put 2020)[1]	12,250	12,235
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,182
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	7,874
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,147
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,432
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	9,700	10,190
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,754
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	8,825	8,825
City of New York, G.O. Bonds, Series 2011-I-1, 5.00% 2017	5,000	5,105
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2020	5,000	5,605
City of New York, G.O. Bonds, Series 2013-E, 5.25% 2022	5,000	5,882
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,558
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,766
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,166
City of New York, G.O. Bonds, Series 2016-E, 5.00% 2026	2,000	2,412
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2025	2,420	2,906
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	5,000	5,923
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series B, 5.00% 2017	1,910	1,910
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series A-1, 5.00% 2022	1,305	1,521
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2022	1,750	1,999
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	10,071
Other securities		196,946
		320,592

Pennsylvania 5.12%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	12,000	12,536
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	550	570
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	7,245	7,507
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	905	943
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	7,410	7,749
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	10,680	11,432
Other securities		150,348
		191,085

South Dakota 0.47%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	10,200	10,738
Other securities		6,967
		17,705

American Funds Tax-Exempt Funds	21

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 9.09%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	$13,040	$13,844
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.34% 2045 (put 2020)[1]	13,000	13,193
Harris County, Toll Road Rev. Bonds, Series 2012-B, 1.36% 2021 (put 2018)[1]	13,500	13,493
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,780
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	11,500	11,676
Other securities		276,709
		339,695

Virginia 0.56%
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	12,000	12,071
Other securities		8,946
		21,017

Washington 2.46%
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-2A, 1.33% 2045 (put 2018)[1]	10,500	10,506
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	10,000	12,067
Other securities		69,251
		91,824

Wisconsin 1.62%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	11,430
Other securities		48,995
		60,425

Other states & U.S. territories 21.06%
Other securities		786,982

Total bonds, notes & other debt instruments (cost: $3,458,154,000)		3,492,286

Short-term securities 6.30%
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	14,000	14,141
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	25,000	25,131
State of Idaho, Tax Anticipation Notes, Series 2016, 2.00% 6/30/2017	20,000	20,101
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.58% 2030[1]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.58% 2030[1]	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[1]	4,000	4,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	7,500	7,507
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	10,000	10,010
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	6,100	6,100
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[1]	10,610	10,610
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[1]	10,000	10,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.63% 2045[1]	14,850	14,850
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.63% 2045[1]	2,800	2,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	14,000	14,000

22	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.63% 2022[1]	$1,790	$1,790
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.62% 2032[1]	8,530	8,530
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.63% 2050[1]	3,200	3,200
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	13,000	13,069
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2017-H-2, 0.75% 2/7/2017	5,000	5,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 1.00% 6/30/2017	5,000	5,004
Other securities		44,594

Total short-term securities (cost: $235,445,000)		235,437
Total investment securities 99.78% (cost: $3,693,599,000)		3,727,723
Other assets less liabilities 0.22%		8,183

Net assets 100.00%		$3,735,906

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $34,311,000, which represented .92% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.37%	Principal amount (000)	Value (000)
Alabama 1.85%
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	$26,200	$29,074
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	50,000	53,605
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	24,785
Public School and College Auth., Capital Improvement Bonds, Series 2007, 5.00% 2019 (preref. 2017)	30,220	31,275
Other securities		115,254
		253,993

Arizona 2.14%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.479% 2037[1]	27,200	23,250
Other securities		269,794
		293,044

California 10.21%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.76% 2045 (put 2024)[1]	30,850	30,847
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	27,426
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	23,140
Other securities		1,320,513
		1,401,926

Colorado 2.23%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	30,428
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,323
Other securities		249,942
		306,693

Delaware 0.23%
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	27,675
Other securities		3,517
		31,192

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Florida 7.42%
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	$21,020	$23,513
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,470
Other securities		964,402
		1,018,385

Georgia 2.66%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,102
Other securities		341,272
		365,374

Illinois 11.58%
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	27,500	30,159
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	24,000	25,374
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	23,190	24,407
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	28,865
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	30,449
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	18,820	21,859
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.66% 2050 (put 2025)[1]	26,175	25,912
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	17,340	22,529
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033 (preref. 2018)	18,210	18,969
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,485
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,133
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,384
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,967
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,114
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,443
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,902
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,749
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,301
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,218
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,659
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	10,491
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,358
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,968
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,941
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,312
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,415
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,229
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,111
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	20,430	22,645
Other securities		1,222,361
		1,589,709

Louisiana 1.93%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	25,331
Other securities		239,279
		264,610

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan 3.65%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	$20,000	$23,055
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	28,595	29,768
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	55,520	51,284
Other securities		397,414
		501,521

New Jersey 2.00%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	34,150	30,736
Other securities		244,144
		274,880

New York 6.31%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,915
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,217
City of New York, G.O. Bonds, Series 2013-F-1, 5.00% 2037	3,000	3,340
City of New York, G.O. Bonds, Series 2013-H, 5.00% 2023	2,475	2,915
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	2,500	2,857
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,754
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2034	1,000	1,159
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2037	2,500	2,868
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2038	1,500	1,725
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	1,500	1,721
City of New York, G.O. Bonds, Series 2007-D, 5.00% 2017	5,000	5,000
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	2,350	2,350
City of New York, G.O. Bonds, Series 2013-J, 5.00% 2023	500	589
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,543
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,944
City of New York, G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,318
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,532
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,500	1,749
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,527
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,003
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,139
City of New York, G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,951
City of New York, G.O. Bonds, Series 2016-E, 5.00% 2026	2,000	2,412
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,248
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	1,000	1,123
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,735
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,126
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2040	14,170	16,149
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2035	1,000	1,148
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	562
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	7,250	8,588
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A-1, 5.00% 2037	2,500	2,826
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2034	8,000	9,141

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2036	$4,000	$4,542
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	3,000	3,402
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,745
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	1,200	1,349
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,662
Other securities		687,040
		866,053

Ohio 3.07%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	83,455	76,769
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	28,495	28,072
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2016-D, 4.00% 2047	26,405	28,251
Other securities		288,297
		421,389

Pennsylvania 3.00%
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	22,000	23,509
Other securities		388,905
		412,414

Texas 9.66%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,194
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.34% 2045 (put 2020)[1]	22,000	22,327
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	5,360	2,980
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,040
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref 2018)	6,890	7,183
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	483
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,446
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,606
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	11,532
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	641
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,587
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,264
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 1.33% 2038 (put 2020)[1]	7,500	7,521
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	7,967
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033	1,860	1,925
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033 (preref. 2018)	6,350	6,620
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033 (preref. 2018)	3,000	3,131

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	$8,500	$8,871
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	2,995	3,251
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	13,005	14,197
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	940	1,023
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028 (preref. 2019)	4,060	4,440
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	935	1,011
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039 (preref. 2019)	4,065	4,457
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,723
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,717
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 1.46% 2050 (put 2019)[1]	3,600	3,604
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,584
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,651
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,140
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,404
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,003
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,432
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,652
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,800	2,059
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,000	1,137
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	500	566
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	455	513
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,122
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,200	1,342
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,115
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	7,000	7,775
Other securities		1,095,291
		1,325,527

Washington 2.94%
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.66% 2035 (put 2021)[1]	59,750	59,475
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	22,446
Other securities		320,994
		402,915

Wisconsin 1.91%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	52,960	58,611
Other securities		203,924
		262,535

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Other states & U.S. territories 21.58%
Other securities		$2,960,400

Total bonds, notes & other debt instruments (cost: $12,683,199,000)		12,952,560

Short-term securities 5.58%
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	$60,000	60,605
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	75,000	75,393
State of Idaho, Tax Anticipation Notes, Series 2016, 2.00% 6/30/2017	40,000	40,202
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.58% 2030[1]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.60% 2030[1]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.58% 2030[1]	8,000	8,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.59% 2035[1]	1,525	1,525
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.58% 2035[1]	18,400	18,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[1]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.60% 2035[1]	15,250	15,250
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.62% 2030[1]	9,700	9,700
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.60% 2033[1]	12,895	12,895
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	10,000	10,010
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	33,000	33,034
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	23,485	23,485
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[1]	35,000	35,000
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[1]	19,195	19,195
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.62% 2038[1]	20,590	20,590
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.63% 2045[1]	15,740	15,740
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.63% 2045[1]	13,050	13,050
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	43,250	43,250
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.63% 2022[1]	6,985	6,985
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 0.62% 2035[1]	23,600	23,600
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.62% 2032[1]	29,850	29,850
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.63% 2050[1]	8,000	8,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	35,390	35,577
Other securities		185,289

Total short-term securities (cost: $765,630,000)		765,625
Total investment securities 99.95% (cost: $13,448,829,000)		13,718,185
Other assets less liabilities 0.05%		7,161
Net assets 100.00%		$13,725,346

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $266,758,000, which represented 1.94% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

30	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.73%	Principal amount (000)	Value (000)
California 8.83%
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	$13,040	$15,201
Other securities		421,641
		436,842

Colorado 4.25%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	16,000	16,241
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	5,505	5,602
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,578
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	11,555	11,793
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,393
Other securities		147,513
		210,120

District of Columbia 0.74%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	145,000	16,584
Other securities		20,256
		36,840

Florida 6.01%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,176
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,501
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,675	12,573
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	11,200	11,754
Other securities		246,555
		297,559

American Funds Tax-Exempt Funds	31

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 11.70%
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	$15,000	$15,859
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	13,778
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,510	12,744
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	12,825	14,896
G.O. Bonds, Series 2012-A, 5.00% 2028	2,000	2,034
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,113
G.O. Bonds, Series 2013, 5.50% 2033	3,000	3,131
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,092
G.O. Bonds, Series 2014, 5.00% 2026	2,000	2,080
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,067
G.O. Bonds, Series 2014, 5.00% 2039	4,625	4,613
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,146
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,541
G.O. Bonds, Series 2016, 5.00% 2038	1,000	995
G.O. Bonds, Series 2016, 5.50% 2027	2,000	2,102
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,035
G.O. Bonds, Series of March 2012, 5.00% 2037	1,980	1,970
G.O. Bonds, Series of May 2014, 5.00% 2039	2,600	2,593
G.O. Ref. Bonds, 5.00% 2030	3,000	3,045
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	394
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	7,250	7,545
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	5,000	5,153
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	2,000	2,003
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	14,318
Other securities		455,038
		579,285

Massachusetts 2.60%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	12,261	12,568
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 2021[1]	11,440	11,388
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	12,695
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	21,000	18,761
Other securities		73,481
		128,893

Michigan 4.27%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	4,050	3,925
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	60,385	55,778
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,473
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	12,991
Other securities		133,169
		211,336

New Jersey 3.85%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.26% 2028[2]	13,500	12,471
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,706
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,194
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	2,500	2,721
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,761
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,825

32	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	$12,650	$13,546
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	22,860	20,575
Other securities		111,577
		190,376

New York 4.33%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,578
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	21,950	23,227
Other securities		176,747
		214,552

Ohio 5.04%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,148
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	108,715	100,007
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	18,215	17,945
Other securities		129,361
		249,461

Oklahoma 0.87%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	16,839
Other securities		26,282
		43,121

Pennsylvania 5.19%
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	13,160
Other securities		243,641
		256,801

Puerto Rico 3.45%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	26,410	20,080
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 1.189% 2029[2]	19,260	14,653
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	11,085	11,914
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	12,025	12,208
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	54,000	11,837
Other securities		100,154
		170,846

Rhode Island 1.09%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	11,645
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	13,250	13,801
Other securities		28,440
		53,886

American Funds Tax-Exempt Funds	33

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas 7.52%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033		$24,675	$26,197
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030		9,300	10,224
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	.	3,000	3,313
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030		3,000	3,150
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020		7,235	7,552
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024		5,500	5,834
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029		6,745	7,095
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 2031[1]		14,165	14,659
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 5.00% 2045		12,125	11,784
Turnpike Auth, Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028		25,800	17,159
Other securities			265,307
			372,274

Wisconsin 2.13%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046		18,330	18,991
Other securities			86,272
			105,263

Other states & U.S. territories 22.86%
Other securities			1,131,818

Total bonds, notes & other debt instruments (cost: $4,636,125,000)			4,689,273

Short-term securities 4.67%
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017		14,000	14,141
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017		50,000	50,262
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.58% 2030[2]		3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.60% 2030[2]		3,375	3,375
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[2]		5,000	5,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017		7,500	7,508
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017		7,000	7,007
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[2]		5,000	5,000
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[2]		15,000	15,000
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[2]		7,000	7,000

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[2]	$11,600	$11,600
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	15,000	15,079
Other securities		87,084

Total short-term securities (cost: $231,070,000)		231,056
Total investment securities 99.40% (cost: $4,867,195,000)		4,920,329
Other assets less liabilities 0.60%		29,661

Net assets 100.00%		$4,949,990

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $382,810,000, which represented 7.73% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	35

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 95.51%	Principal amount (000)	Value (000)
California 93.41%
State issuers 37.11%
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2034	$2,000	$2,078
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2035	10,000	10,344
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2037	6,645	6,831
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	5,000	5,471
Trustees of The California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,445
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,357
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,508
G.O. Bonds, Series 2012-A, 1.11% 2033 (put 2018)[1]	6,500	6,490
G.O. Bonds, Series 2013-E, 1.37% 2029[1]	1,500	1,505
Various Purpose G.O. Bonds, 5.00% 2017	6,000	6,000
Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,591
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,749
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,295
Various Purpose G.O. Bonds, 5.25% 2032	5,000	5,896
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,684
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,236
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,558
Various Purpose G.O. Bonds, Series 2008, 5.00% 2017	2,675	2,685
Various Purpose G.O. Bonds, Series 2016, 4.00% 2017	10,000	10,191
Various Purpose G.O. Rev. Ref. Bonds, 4.00% 2017	1,000	1,003
Various Purpose G.O. Rev. Ref. Bonds, Series 2016-C, 5.00% 2033	2,000	2,311
Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	9,980	10,509
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	8,155
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	5,000	4,685
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,650
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	5,265	5,896
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2040	5,000	5,534
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	27,225	26,937
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,287

36	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	$8,000	$8,894
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,121
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,134
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,254
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	2,000	2,248
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	9,165	9,268
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,136
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, 5.25% 2024 (preref. 2018)	1,630	1,751
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, 5.25% 2024 (preref. 2018)	370	397
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033 (preref. 2018)	5,305	5,676
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033 (preref. 2018)	2,110	2,258
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	365	392
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 4.00% 2032	1,830	1,934
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	6,965	7,914
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 1.043% 2047 (put 2019)[1]	10,000	9,952
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	8,550	10,763
Municipal Fin. Auth., Rev. Bonds (NorthBay Healthcare Group), Series 2017-A, 5.25% 2041	5,825	6,281
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,554
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,143
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,708
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,625
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,526
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037 (preref. 2017)	6,500	6,743
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	10,395	10,183
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,075
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,125
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,130
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031 (preref. 2017)	6,090	6,210
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-I, 5.00% 2017	5,050	5,113
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2033	2,110	2,465
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	2,500	2,907
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	9,390	10,877
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	5,585	5,702
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	2,360	2,408
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 2033	3,000	3,452

American Funds Tax-Exempt Funds	37

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 2034	$2,000	$2,291
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 1.274% 2037[1]	5,000	4,262
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 1.344% 2043[1]	8,000	6,506
Other securities		383,052
		743,311

City & county issuers 56.30%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	1,962
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,309
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,198
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,091
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	3,790	4,120
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,522
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,009
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,675
Baldwin Park Unified School Dist. (Los Angeles County), G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	6,730
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,711
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	6,000	6,674
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.56% 2045 (put 2023)[1]	2,000	1,985
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.76% 2045 (put 2024)[1]	7,500	7,499
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,095
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,172
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,831
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047 (put 2018)	3,950	3,966
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	5,000	5,498
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.26% 2034 (put 2020)[1]	2,750	2,751
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.36% 2034 (put 2021)[1]	4,000	3,998
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,621
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	4,039
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	3,500	4,026
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2034	9,940	10,412
Coachella Valley Unified School Dist., G.O. Bonds (Riverside and Imperial Counties), 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,627
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,570
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,647
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,671
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	1,020	1,163
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	564

38	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	$1,000	$1,020
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	2,000	2,231
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,103
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,099
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022 (preref. 2018)	5,000	5,286
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,171
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,207
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,460
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,793
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2015-A, 5.00% 2040	5,550	6,262
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,083
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,037
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,031
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2036	3,000	3,122
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	3,250	3,359
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2028	2,000	1,300
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	5,793
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,695
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2032	5,000	5,288
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2034	5,040	5,259
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2035	15,940	16,579
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2036	2,250	2,329
Sacramento County Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 1.154% 2035[1]	13,500	11,591
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,619
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,302
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,696
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,440
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,270
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,885
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,123
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,106
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,629
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,394
Public Utilities Commission of the City and County of San Francisco, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,869

American Funds Tax-Exempt Funds	39

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	$8,000	$8,961
Stockton Unified School Dist. (San Joaquin County), G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	8,943
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,512
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2032	7,500	7,826
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	9,433
Other securities		834,607
		1,127,849

Puerto Rico 1.50%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	6,590	7,083
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,259
Other securities		15,612
		29,954

Other U.S. territories 0.60%
Other securities		12,075

Total bonds, notes & other debt instruments (cost: $1,874,787,000)		1,913,189

Short-term securities 3.52%
Various Purpose G.O. Commercial Paper, Series 2011-A-5, 0.71% 2/9/2017	5,300	5,300
Various Purpose G.O. Commercial Paper, Series 2011-A-5, 0.76% 3/7/2017	3,000	3,000
Various Purpose G.O. Commercial Paper, Series 2017-A-1, 0.74% 3/7/2017	4,200	4,200
Various Purpose G.O. Commercial Paper, Series 2017-A-2, 0.73% 3/9/2017	3,000	3,000
County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	21,000	21,212
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.57% 2037[1]	15,400	15,400
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.59% 2026[1]	10,000	10,000
Other securities		8,500

Total short-term securities (cost: $70,595,000)		70,612
Total investment securities 99.03% (cost: $1,945,382,000)		1,983,801
Other assets less liabilities 0.97%		19,343

Net assets 100.00%		$2,003,144

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $53,217,000, which represented 2.66% of the net assets of the fund.

40	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	41

American Funds Tax-Exempt Fund of New York	unaudited
Summary Investment portfolio January 31, 2017

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.48%	Principal amount (000)	Value (000)
New York 90.03%
State issuers 47.98%
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	$1,625	$1,795
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	551
Dormitory Auth., Columbia University Rev. Green Bonds, Series 2016-A-1, 5.00% 2026	500	619
Dormitory Auth., Cornell University, Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,167
Dormitory Auth., Fordham University, Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,141
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	500	557
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,091
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	270
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,106
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	564
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	569
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,126
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,644
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	228
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,113
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,154
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	448
Dormitory Auth., Pratt Institute, Rev. Bonds, Series 2016, 5.00% 2039	650	729
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	500	565
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,167
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,159
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,142
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,600
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2017	845	846
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	862
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	365	417
Dormitory Auth., The New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	561

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	$2,000	$2,110
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 0.85% 2030 (put 2016)[1]	750	750
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 0.85% 2030 (put 2017)[1]	750	750
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,006
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2007 Series A, 5.00% 2047	825	834
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,107
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,133
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[2]	1,250	1,334
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	350	377
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[2]	375	443
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,673
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,637
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,197
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,037
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.66% 2020[1]	2,000	2,022
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 1.04% 2026 (put 2017)[1]	485	485
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,129
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	281
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.24% 2039 (put 2020)[1]	500	499
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	1,972
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	329
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2016-C-1, 4.00% 2041	1,000	1,019
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	415	425
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	580	596
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	680	703
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,970	2,109
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	900	946
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	325	343
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,060	1,100
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	80	83
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	220	227
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	530	538
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	500	504
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,113
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,107
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	545
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	551
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,683
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,162
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	522
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,250	2,335

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)
New York (continued)
State issuers (continued)
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	$500	$542
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	500	529
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	1,500	1,587
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2022	1,000	1,131
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2025	750	865
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,769
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,161
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	300	344
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,080
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2030	1,000	1,191
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2035	1,000	1,165
Other securities		19,960
		95,231

City & county issuers 42.05%
City of Albany, Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038 (preref. 2020)	1,000	1,177
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,549
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	549
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,093
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	480
Erie County, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	572
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	564
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	916
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,427
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	850	1,004
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,189
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,439
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	880
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	534
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	740	812
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 1.19% 2033 (put 2018)[1]	1,000	1,000
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,354
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	832
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.42% 2033 (put 2018)[1]	300	301
Nassau County, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Current Interest Bonds, Series 2006-A-3, 5.125% 2046	2,000	1,888
Nassau County, G.O. General Improvement Bonds, Ref. Series 2016-A, 5.00% 2030	1,795	2,077
Nassau County, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	882
Nassau County, G.O. General Improvement Bonds, Series 2016-C, 5.00% 2042	700	777
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2034	2,000	2,309
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	750	857
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	500	574
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	1,500	1,500
City of New York, G.O. Bonds, Series 2008-L-1, 5.00% 2023	1,000	1,045

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	$1,000	$1,192
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	583
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,139
City of New York, G.O. Bonds, Series 2016-C, 5.00% 2031	1,500	1,743
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,136
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2035	1,000	1,148
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	888
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,115
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	500	567
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,202
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	345	388
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,643
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	510
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,129
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	562
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	500	568
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,504
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	665
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	551
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	769
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,924
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,151
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,557
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,093
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,380	1,380
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	4,845	4,846
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	144
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	1,014
Westchester County, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	113
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,233
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,054
Other securities		19,354
		83,446

American Funds Tax-Exempt Funds	45

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)
Guam 1.48%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	$1,200	$1,245
Other securities		1,699
		2,944

Puerto Rico 1.97%
Other securities		3,919

Total bonds, notes & other debt instruments (cost: $181,687,000)		185,540

Short-term securities 4.65%
Dormitory Auth. Rev., Higher Education Commercial Paper, Series 2002-C, 0.76% 4/3/2017	3,000	3,000
City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	1,050	1,050
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	550	550
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.62% 2032[1]	1,120	1,120
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.63% 2050[1]	3,500	3,500

Total short-term securities (cost: $9,220,000)		9,220
Total investment securities 98.13% (cost: $190,907,000)		194,760
Other assets less liabilities 1.87%		3,713

Net assets 100.00%		$198,473

46	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,904,000, which represented 1.97% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt

Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	47

Financial statements

Statements of assets and liabilities
at January 31, 2017

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Assets:
Investment securities, at value	$835,261	$3,727,723
Cash	925	12,794
Receivables for:
Sales of investments	7,897	936
Sales of fund’s shares	5,860	9,665
Interest	5,464	32,965
Other	90	486
	855,497	3,784,569

Liabilities:
Payables for:
Purchases of investments	13,931	37,497
Repurchases of fund’s shares	4,092	8,872
Dividends on fund’s shares	73	564
Investment advisory services	261	741
Services provided by related parties	86	856
Trustees’ deferred compensation	31	132
Other	— *	1
	18,474	48,663
Net assets at January 31, 2017	$837,023	$3,735,906

Net assets consist of:
Capital paid in on shares of beneficial interest	$840,811	$3,701,637
Undistributed net investment income	35	641
Accumulated net realized loss	(2,048)	(496)
Net unrealized (depreciation) appreciation	(1,775)	34,124
Net assets at January 31, 2017	$837,023	$3,735,906

Investment securities, at cost	$837,036	$3,693,599

*	Amount less than one thousand.

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$13,718,185	$4,920,329	$1,983,801	$194,760
4,633	7,718	1,405	1,916

33,055	12,008	7,636	399
39,476	14,722	5,807	502
136,761	51,280	26,022	1,871
1,959	767	286	26
13,934,069	5,006,824	2,024,957	199,474

169,834	41,002	16,677	750
29,958	11,973	3,283	84
2,873	1,476	740	107
2,610	1,247	511	57
2,887	1,031	471	14
558	104	130	1
3	1	1	(12)
208,723	56,834	21,813	1,001
$13,725,346	$4,949,990	$2,003,144	$198,473

$13,513,712	$4,986,469	$1,996,613	$195,084
12,117	12,840	2,517	248
(27,759)	(102,453)	(34,405)	(712)
227,276	53,134	38,419	3,853
$13,725,346	$4,949,990	$2,003,144	$198,473

$13,448,829	$4,867,195	$1,945,382	$190,907

American Funds Tax-Exempt Funds	49

Statements of assets and liabilities
at January 31, 2017

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$741,801	$2,989,294
	Shares outstanding	73,637	191,675
	Net asset value per share	$10.07	$15.60
Class B:	Net assets		$43
	Shares outstanding		3
	Net asset value per share		$15.60
Class C:	Net assets		$28,873
	Shares outstanding		1,851
	Net asset value per share		$15.60
Class F-1:	Net assets	$12,314	$85,906
	Shares outstanding	1,222	5,508
	Net asset value per share	$10.07	$15.60
Class F-2:	Net assets	$82,898	$342,025
	Shares outstanding	8,229	21,931
	Net asset value per share	$10.07	$15.60
Class F-3:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.07	$15.60
Class R-6:	Net assets		$289,755
	Shares outstanding		18,579
	Net asset value per share		$15.60

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$9,278,479	$3,380,834	$1,585,720	$156,518
727,470	220,769	91,774	14,785
$12.75	$15.31	$17.28	$10.59
$1,164	$491	$84	$21
91	32	5	2
$12.75	$15.31	$17.28	$10.59
$490,595	$228,967	$88,987	$13,208
38,465	14,952	5,150	1,247
$12.75	$15.31	$17.28	$10.59
$478,463	$219,466	$74,890	$2,115
37,513	14,331	4,334	200
$12.75	$15.31	$17.28	$10.59
$3,043,186	$810,662	$253,453	$26,601
238,598	52,936	14,668	2,513
$12.75	$15.31	$17.28	$10.59
$10	$10	$10	$10
1	1	1	1
$12.75	$15.31	$17.28	$10.59
$433,449	$309,560
33,984	20,214
$12.75	$15.31

American Funds Tax-Exempt Funds	51

Statements of operations
for the six months ended January 31, 2017

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$6,882	$49,875

Fees and expenses*:
Investment advisory services	1,495	4,419
Distribution services	559	4,895
Transfer agent services	170	741
Administrative services	60	343
Reports to shareholders	7	33
Registration statement and prospectus	96	275
Trustees’ compensation	4	17
Auditing and legal	— †	1
Custodian	1	5
State and local taxes	—	3
Other	1	3
Total fees and expenses	2,393	10,735
Net investment income	4,489	39,140

Net realized (loss) gain and unrealized depreciation:
Net realized (loss) gain on investments	(509)	(115)
Net unrealized depreciation on investments	(10,788)	(109,365)
Net realized (loss) gain and unrealized depreciation	(11,297)	(109,480)
Net decrease in net assets resulting from operations	$(6,808)	$(70,340)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$252,944	$115,410	$37,774	$3,388

15,567	7,449	3,094	349
15,227	6,743	2,665	274
3,760	1,557	366	48
1,587	574	186	20
121	45	19	2
690	410	79	72
70	19	12	1
12	1	1	— †
16	6	3	— †
365	926	8	5
9	4	2	(13)
37,424	17,734	6,435	758
215,520	97,676	31,339	2,630

(7,593)	10,963	(149)	(710)
(685,455)	(307,942)	(111,259)	(9,713)
(693,048)	(296,979)	(111,408)	(10,423)
$(477,528)	$(199,303)	$(80,069)	$(7,793)

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31	Year ended July 31	Six months ended January 31	Year ended July 31	Six months ended January 31	Year ended July 31
	2017*	2016	2017*	2016	2017*	2016
Operations:
Net investment income	$4,489	$7,680	$39,140	$74,201	$215,520	$365,265
Net realized (loss) gain	(509)	(762)	(115)	269	(7,593)	559
Net unrealized (depreciation) appreciation	(10,788)	4,308	(109,365)	27,733	(685,455)	383,061
Net (decrease) increase in net assets resulting from operations	(6,808)	11,226	(70,340)	102,203	(477,528)	748,885

Dividends paid or accrued to shareholders from net investment income	(4,500)	(7,612)	(39,110)	(74,286)	(213,816)	(364,050)

Net capital share transactions	67,218	51,287	95,566	538,776	599,135	2,957,629

Total increase (decrease) in net assets	55,910	54,901	(13,884)	566,693	(92,209)	3,342,464

Net assets:
Beginning of year	781,113	726,212	3,749,790	3,183,097	13,817,555	10,475,091
End of year	$837,023	$781,113	$3,735,906	$3,749,790	$13,725,346	$13,817,555

Undistributed net investment income	$35	$46	$641	$611	$12,117	$10,413

*	Unaudited.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31 2017*	Year ended July 31 2016	Six months ended January 31 2017*	Year ended July 31 2016	Six months ended January 31 2017*	Year ended July 31 2016

$97,676	$168,148	$31,339	$57,271	$2,630	$4,494
10,963	9,631	(149)	(415)	(710)	271
(307,942)	208,275	(111,259)	61,026	(9,713)	7,254

(199,303)	386,054	(80,069)	117,882	(7,793)	12,019

(94,576)	(162,941)	(30,867)	(56,704)	(2,576)	(4,403)
151,354	1,267,761	43,212	347,830	(57)	45,587
(142,525)	1,490,874	(67,724)	409,008	(10,426)	53,203

5,092,515	3,601,641	2,070,868	1,661,860	208,899	155,696
$4,949,990	$5,092,515	$2,003,144	$2,070,868	$198,473	$208,899
$12,840	$9,740	$2,517	$2,045	$248	$194

American Funds Tax-Exempt Funds	55

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has four share classes (Class A, as well as three F share classes, F-1, F-2 and F-3). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

On January 27, 2017, each fund made an additional retail plan share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share

56	American Funds Tax-Exempt Funds

classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security;

American Funds Tax-Exempt Funds	57

relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2017, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

58	American Funds Tax-Exempt Funds

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

American Funds Tax-Exempt Funds	59

As of and during the period ended January 31, 2017, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012 or by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the following tables, all of the funds had capital loss carryforwards available at July 31, 2016. These will be used to offset any capital gains realized by these funds in future years through the expiration dates, if applicable. None of the funds will make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of each fund’s most recent year-end. As of July 31, 2016, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed tax-exempt income	$103	$577	$3,596	$2,754	$757	$138
Capital loss carryforward:
No expiration	(1,539)	(380)	(10,160)	(1,323)	(463)	(3)
Expiring 2017	—	—	(2,271)	(14,384)	(3,446)	—
Expiring 2018	—	—	(15,752)	(69,970)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	$(1,539)	$(380)	$(28,183)	$(110,085)	$(34,254)	$(3)

As of January 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Gross unrealized appreciation on investment securities	$2,833	$63,586	$481,227	$188,663	$81,757	$6,944
Gross unrealized depreciation on investment securities	(4,583)	(29,231)	(202,747)	(125,486)	(40,886)	(2,859)
Net unrealized (depreciation) appreciation on investment securities	(1,750)	34,355	278,480	63,177	40,871	4,085
Cost of investment securities	837,011	3,693,368	13,439,705	4,857,152	1,942,930	190,675

60	American Funds Tax-Exempt Funds

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$3,970		$6,775
Class F-1	57		90
Class F-2	473		747
Class F-3*	—	†
Total	$4,500		$7,612

Limited Term Tax-Exempt Bond Fund of America

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$30,939		$60,916
Class B	1		7
Class C	188		422
Class F-1	863		1,795
Class F-2	3,687		5,409
Class F-3*	—	†
Class R-6	3,432		5,737
Total	$39,110		$74,286

The Tax-Exempt Bond Fund of America

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$146,237		$252,498
Class B	25		127
Class C	5,848		9,193
Class F-1	7,401		37,801
Class F-2	47,446		53,592
Class F-3*	—	†
Class R-6	6,859		10,839
Total	$213,816		$364,050

American High-Income Municipal Bond Fund

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$64,964		$118,431
Class B	13		76
Class C	3,599		6,480
Class F-1	4,590		9,162
Class F-2	15,635		19,563
Class F-3*	—	†
Class R-6	5,775		9,229
Total	$94,576		$162,941

The Tax-Exempt Fund of California

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$24,981		$47,262
Class B	2		21
Class C	1,059		1,955
Class F-1	1,145		2,131
Class F-2	3,680		5,335
Class F-3*	—	†
Total	$30,867		$56,704

See page 62 for footnotes.

American Funds Tax-Exempt Funds	61

American Funds Tax-Exempt Fund of New York

	Six months ended		Year ended
Share class	January 31, 2017		July 31, 2016
Class A	$2,021		$3,489
Class B	—	†	1
Class C	120		207
Class F-1	27		43
Class F-2	408		663
Class F-3*	—	†
Total	$2,576		$4,403

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2017
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2					.364%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.230
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.222
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.292
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.298
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.333

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain

62	American Funds Tax-Exempt Funds

shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2017, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,214
Limited-Term Tax-Exempt Bond Fund of America	744
The Tax-Exempt Bond Fund of America	9,471
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,581
American Funds Tax-Exempt Fund of New York	25

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

For the six months ended January 31, 2017, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$542	$116	$36
Class F-1	17	8	3
Class F-2	Not applicable	46	21
Class F-3*	Not applicable	—	—	†
Total class-specific expenses	$559	$170	$60

Limited Term Tax-Exempt Bond Fund of America

	Distribution		Transfer agent		Administrative
Share class	services		services		services
Class A	$4,635		$496		$155
Class B	—	†	—	†	Not applicable
Class C	149		5		7
Class F-1	111		54		22
Class F-2	Not applicable		184		84
Class F-3*	Not applicable		—		—	†
Class R-6	Not applicable		2		75
Total class-specific expenses	$4,895		$741		$343

See page 64 for footnotes.

American Funds Tax-Exempt Funds	63

The Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$11,995	$1,600		$480
Class B	10	—	†	Not applicable
Class C	2,591	88		130
Class F-1	631	301		126
Class F-2	Not applicable	1,768		747
Class F-3*	Not applicable	—		—	†
Class R-6	Not applicable	3		104
Total class-specific expenses	$15,227	$3,760		$1,587

American High-Income Municipal Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$5,202	$862		$176
Class B	4	—	†	Not applicable
Class C	1,220	61		61
Class F-1	317	159		64
Class F-2	Not applicable	472		201
Class F-3*	Not applicable	—		—	†
Class R-6	Not applicable	3		72
Total class-specific expenses	$6,743	$1,557		$574

The Tax-Exempt Fund of California

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$2,085	$182		$83
Class B	1	—	†	Not applicable
Class C	480	11		24
Class F-1	99	46		20
Class F-2	Not applicable	127		59
Class F-3*	Not applicable	—		—
Total class-specific expenses	$2,665	$366		$186

American Funds Tax-Exempt Fund of New York

	Distribution		Transfer agent		Administrative
Share class	services		services		services
Class A	$202		$27		$8
Class B	—	†	—	†	Not applicable
Class C	71		3		3
Class F-1	1		1		1
Class F-2	Not applicable		17		8
Class F-3*	Not applicable		—		—	†
Total class-specific expenses	$274		$48		$20

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statement of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

		Increase in value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
American Funds Short-Term Tax-Exempt Bond Fund	$3	$1		$4
Limited Term Tax-Exempt Bond Fund of America	12	5		17
The Tax-Exempt Bond Fund of America	44	26		70
American High-Income Municipal Bond Fund	15	4		19
The Tax-Exempt Fund of California	7	5		12
American Funds Tax-Exempt Fund of New York	1	—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2017, such purchase transactions occurred between American Funds Short-Term Tax-Exempt Bond Fund and related funds in the amount of $12,543,000. There were no sale transactions between American Funds Short-Term Tax-Exempt Bond Fund and related funds during the period.

64	American Funds Tax-Exempt Funds

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales[1]			Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$240,612	23,842		$3,751	371		$(180,381)	(17,886)	$63,982	6,327
Class F-1	3,148	312		56	5		(3,841)	(381)	(637)	(64)
Class F-2	47,764	4,728		390	39		(44,291)	(4,387)	3,863	380
Class F-3[2]	10	1		—	—		—	—	10	1
Total net increase (decrease)	$291,534	28,883		$4,197	415		$(228,513)	(22,654)	$67,218	6,644

Year ended July 31, 2016
Class A	$265,488	26,090		$6,336	622		$(240,607)	(23,645)	$31,217	3,067
Class F-1	7,767	763		90	9		(4,002)	(394)	3,855	378
Class F-2	62,784	6,169		603	59		(47,172)	(4,638)	16,215	1,590
Total net increase (decrease)	$336,039	33,022		$7,029	690		$(291,781)	(28,677)	$51,287	5,035

Limited Term Tax-Exempt Bond Fund of America

	Sales[1]			Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$519,094	32,980		$29,188	1,854		$(526,237)	(33,573)	$22,045	1,261
Class B	3	—	[3]	1	—	[3]	(233)	(14)	(229)	(14)
Class C	7,280	464		182	11		(8,220)	(523)	(758)	(48)
Class F-1	16,367	1,042		832	53		(18,525)	(1,182)	(1,326)	(87)
Class F-2	194,524	12,341		3,252	207		(136,782)	(8,728)	60,994	3,820
Class F-3[2]	10	1		—	—		—	—	10	1
Class R-6	44,774	2,823		3,431	218		(33,375)	(2,140)	14,830	901
Total net increase (decrease)	$782,052	49,651		$36,886	2,343		$(723,372)	(46,160)	$95,566	5,834

	Sales			Reinvestments of dividends			Repurchases		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2016
Class A	$770,995	48,281		$56,942	3,566		$(466,226)	(29,211)	$361,711	22,636
Class B	144	9		7	—	[3]	(597)	(37)	(446)	(28)
Class C	11,072	693		408	26		(11,244)	(705)	236	14
Class F-1	24,656	1,544		1,728	108		(20,991)	(1,315)	5,393	337
Class F-2	143,068	8,950		4,556	286		(66,832)	(4,185)	80,792	5,051
Class R-6	101,074	6,329		5,737	359		(15,721)	(986)	91,090	5,702
Total net increase (decrease)	$1,051,009	65,806		$69,378	4,345		$(581,611)	(36,439)	$538,776	33,712

See page 67 for footnotes.

American Funds Tax-Exempt Funds	65

The Tax-Exempt Bond Fund of America

	Sales[1]			Issued in connection with the mergers		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$1,053,950	80,626				$135,485	10,430	$(946,936)	(73,509)	$242,499	17,547
Class B	4	—	[3]			24	2	(1,975)	(151)	(1,947)	(149)
Class C	70,821	5,397				5,559	428	(77,079)	(5,952)	(699)	(127)
Class F-1	75,376	5,818				7,123	548	(96,589)	(7,487)	(14,090)	(1,121)
Class F-2	758,379	58,499				45,186	3,479	(493,467)	(38,326)	310,098	23,652
Class F-3[2]	10	1				—	—	—	—	10	1
Class R-6	69,352	5,317				6,859	528	(12,947)	(1,014)	63,264	4,831
Total net increase (decrease)	$2,027,892	155,658				$200,236	15,415	$(1,628,993)	(126,439)	$599,135	44,634

Year ended July 31, 2016
Class A	$1,871,164	141,849		$608,701	45,527	$232,021	17,617	$(850,880)	(64,706)	$1,861,006	140,287
Class B	188	14		336	25	122	9	(4,787)	(363)	(4,141)	(315)
Class C	159,538	12,081		63,427	4,744	8,714	661	(76,537)	(5,817)	155,142	11,669
Class F-1	444,340	34,050		37,279	2,788	37,270	2,843	(1,510,010)	(114,741)	(991,121)	(75,060)
Class F-2	2,030,700	154,105		76,119	5,693	50,029	3,784	(329,704)	(24,984)	1,827,144	138,598
Class R-6	108,885	8,267				10,841	823	(10,127)	(773)	109,599	8,317
Total net increase (decrease)	$4,614,815	350,366		$785,862	58,777	$338,997	25,737	$(2,782,045)	(211,384)	$2,957,629	223,496

	Issued in connection		Issued in connection
	with the merger of		with the merger of		Total issued
	the Tax-Exempt Fund		the Tax-Exempt Fund		in connection
	of Maryland		of Virginia		with the mergers
Merger details	Amount	Shares	Amount	Shares	Amount	Shares

Class A	$236,260	17,671	$372,441	27,856	$608,701	45,527
Class B	105	8	231	17	336	25
Class C	28,452	2,128	34,975	2,616	63,427	4,744
Class F-1	15,686	1,173	21,593	1,615	37,279	2,788
Class F-2	28,222	2,111	47,897	3,582	76,119	5,693
Total issued	$308,725	23,091	$477,137	35,686	$785,862	58,777

American High-Income Municipal Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$436,450	27,756	$59,939	3,825	$(432,480)	(27,854)	$63,909	3,727
Class B	31	2	13	1	(776)	(49)	(732)	(46)
Class C	32,222	2,037	3,369	215	(38,791)	(2,491)	(3,200)	(239)
Class F-1	43,891	2,786	4,470	285	(95,569)	(6,113)	(47,208)	(3,042)
Class F-2	255,954	16,369	13,986	893	(187,893)	(12,114)	82,047	5,148
Class F-3[2]	10	1	—	—	—	—	10	1
Class R-6	50,753	3,243	5,775	369	—	—	56,528	3,612
Total net increase (decrease)	$819,311	52,194	$87,552	5,588	$(755,509)	(48,621)	$151,354	9,161

Year ended July 31, 2016
Class A	$916,799	58,141	$109,175	6,926	$(367,188)	(23,358)	$658,786	41,709
Class B	256	16	72	4	(2,546)	(162)	(2,218)	(142)
Class C	89,022	5,638	6,037	383	(41,568)	(2,642)	53,491	3,379
Class F-1	121,444	7,680	8,917	566	(68,553)	(4,339)	61,808	3,907
Class F-2	559,242	35,343	17,128	1,084	(149,558)	(9,505)	426,812	26,922
Class R-6	62,899	3,986	9,230	585	(3,047)	(198)	69,082	4,373
Total net increase (decrease)	$1,749,662	110,804	$150,559	9,548	$(632,460)	(40,204)	$1,267,761	80,148

66	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Sales[1]			Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$159,121	8,959		$22,178	1,258		$(184,133)	(10,545)	$(2,834)	(328)
Class B	1	—	[3]	2	—	[3]	(172)	(9)	(169)	(9)
Class C	15,485	866		1,003	57		(19,442)	(1,105)	(2,954)	(182)
Class F-1	13,318	749		1,075	61		(17,968)	(1,020)	(3,575)	(210)
Class F-2	111,424	6,342		3,154	179		(61,844)	(3,553)	52,734	2,968
Class F-3[2]	10	1		—	—		—	—	10	1
Total net increase (decrease)	$299,359	16,917		$27,412	1,555		$(283,559)	(16,232)	$43,212	2,240

Year ended July 31, 2016
Class A	$364,822	20,350		$41,439	2,313		$(165,245)	(9,243)	$241,016	13,420
Class B	36	2		20	1		(1,162)	(65)	(1,106)	(62)
Class C	33,775	1,879		1,844	103		(18,810)	(1,052)	16,809	930
Class F-1	26,848	1,496		1,985	111		(10,978)	(613)	17,855	994
Class F-2	86,120	4,793		4,508	252		(17,372)	(969)	73,256	4,076
Total net increase (decrease)	$511,601	28,520		$49,796	2,780		$(213,567)	(11,942)	$347,830	19,358

American Funds Tax-Exempt Fund of New York

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017
Class A	$27,451	2,538		$1,515		141		$(25,965)	(2,418)	$3,001	261
Class B	11	—	[3]	—	[3]	—	[3]	(5)	— [3]	6	— [3]
Class C	1,838	169		113		10		(2,019)	(190)	(68)	(11)
Class F-1	637	58		20		2		(573)	(53)	84	7
Class F-2	4,896	452		341		32		(8,327)	(788)	(3,090)	(304)
Class F-3[2]	10	1		—		—		—	—	10	1
Total net increase (decrease)	$34,843	3,218		$1,989		185		$(36,889)	(3,449)	$(57)	(46)

Year ended July 31, 2016
Class A	$42,821	3,939		$2,365		217		$(13,606)	(1,255)	$31,580	2,901
Class B	3	1		—	[3]	—	[3]	(33)	(3)	(30)	(2)
Class C	6,364	587		195		18		(2,798)	(257)	3,761	348
Class F-1	676	63		25		2		(257)	(24)	444	41
Class F-2	13,967	1,282		540		50		(4,675)	(428)	9,832	904
Total net increase (decrease)	$63,831	5,872		$3,125		287		$(21,369)	(1,967)	$45,587	4,192

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Amount less than one thousand.

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2017, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$171,558	$115,471
Limited Term Tax-Exempt Bond Fund of America	648,898	464,777
The Tax-Exempt Bond Fund of America	1,915,971	1,214,720
American High-Income Municipal Bond Fund	1,036,009	796,072
The Tax-Exempt Fund of California	247,351	217,926
American Funds Tax-Exempt Fund of New York	26,155	25,138

American Funds Tax-Exempt Funds	67

9. Ownership concentration

At January 31, 2017, CRMC held aggregate ownership of 21% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

68	American Funds Tax-Exempt Funds

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2017[3,4]	$10.22	$.06		$(.15)	$(.09)	$(.06)	$—		$(.06)	$10.07	(.92)%[5]	$742		.58%[6]		1.09%[6]
7/31/2016	10.17	.10		.05	.15	(.10)	—		(.10)	10.22	1.51	688		.59		1.02
7/31/2015	10.25	.11		(.08)	.03	(.11)	—		(.11)	10.17	.26	653		.58		1.04
7/31/2014	10.21	.11		.04	.15	(.11)	—		(.11)	10.25	1.43	737		.58		1.04
7/31/2013	10.32	.13		(.11)	.02	(.13)	—	[7]	(.13)	10.21	.16	701		.59		1.21
7/31/2012	10.23	.13		.09	.22	(.13)	—		(.13)	10.32	2.17	606		.59		1.27
Class F-1:
1/31/2017[3,4]	10.22	.04		(.15)	(.11)	(.04)	—		(.04)	10.07	(1.04)[5]	12		.81	[6]	.86	[6]
7/31/2016	10.17	.08		.05	.13	(.08)	—		(.08)	10.22	1.29	13		.81		.80
7/31/2015	10.25	.08		(.08)	—	(.08)	—		(.08)	10.17	.05	9		.80		.83
7/31/2014	10.21	.08		.04	.12	(.08)	—		(.08)	10.25	1.19	14		.82		.80
7/31/2013	10.32	.10		(.11)	(.01)	(.10)	—	[7]	(.10)	10.21	(.08)	30		.84		.96
7/31/2012	10.23	.11		.09	.20	(.11)	—		(.11)	10.32	1.98	18		.78		1.09
Class F-2:
1/31/2017[3,4]	10.22	.06		(.15)	(.09)	(.06)	—		(.06)	10.07	(.91)[5]	83		.55	[6]	1.13	[6]
7/31/2016	10.17	.11		.05	.16	(.11)	—		(.11)	10.22	1.55	80		.56		1.06
7/31/2015	10.25	.11		(.08)	.03	(.11)	—		(.11)	10.17	.29	64		.55		1.08
7/31/2014	10.21	.11		.04	.15	(.11)	—		(.11)	10.25	1.47	46		.54		1.07
7/31/2013	10.32	.13		(.11)	.02	(.13)	—	[7]	(.13)	10.21	.19	37		.56		1.23
7/31/2012	10.23	.14		.09	.23	(.14)	—		(.14)	10.32	2.24	15		.52		1.33
Class F-3:
1/31/2017[3,4,8]	10.07	—	[7]	— [7]	— [7]	— [7]	—		— [7]	10.07	.02 [5]	—	[9]	—	[5,10]	.02	[5]

	Six months ended
	January 31,	Year ended July 31
	2017[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	16%	21%	38%	20%	22%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $1 million.
[10]	Amount less than .01%.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	69

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2017[3,4]	$16.04	$.16	$(.44)	$(.28)	$(.16)	$—		$(.16)	$15.60	(1.75)%[5]	$2,989		.59%[6]		2.00%[6]
7/31/2016	15.92	.35	.12	.47	(.35)	—		(.35)	16.04	2.97	3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23	2,670		.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56	2,615		.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[7]	(.40)	15.94	(.13)	2,625		.60		2.45
7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06	2,549		.60		2.72
Class B:
1/31/2017[3,4]	16.04	.10	(.44)	(.34)	(.10)	—		(.10)	15.60	(2.09)[5]	—	[8]	1.28	[6]	1.29	[6]
7/31/2016	15.92	.24	.12	.36	(.24)	—		(.24)	16.04	2.25	—	[8]	1.29		1.50
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.52	1		1.28		1.66
7/31/2014	15.94	.29	.16	.45	(.29)	—		(.29)	16.10	2.85	2		1.29		1.83
7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[7]	(.29)	15.94	(.82)	3		1.29		1.78
7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33	6		1.30		2.04
Class C:
1/31/2017[3,4]	16.04	.10	(.44)	(.34)	(.10)	—		(.10)	15.60	(2.12)[5]	29		1.33	[6]	1.27	[6]
7/31/2016	15.92	.23	.12	.35	(.23)	—		(.23)	16.04	2.20	30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47	30		1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38		1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[7]	(.28)	15.94	(.87)	49		1.34		1.72
7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27	75		1.34		1.99
Class F-1:
1/31/2017[3,4]	16.04	.15	(.44)	(.29)	(.15)	—		(.15)	15.60	(1.79)[5]	86		.67	[6]	1.93	[6]
7/31/2016	15.92	.33	.12	.45	(.33)	—		(.33)	16.04	2.88	90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13	84		.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105		.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[7]	(.39)	15.94	(.22)	122		.69		2.37
7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00	132		.65		2.67

70	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2017[3,4]	$16.04	$.17		$(.44)	$(.27)	$(.17)	$—		$(.17)	$15.60	(1.67)%[5]		$342		.41%[6]		2.19%[6]
7/31/2016	15.92	.38		.12	.50	(.38)	—		(.38)	16.04	3.15		291		.41		2.34
7/31/2015	16.10	.40		(.18)	.22	(.40)	—		(.40)	15.92	1.39		208		.41		2.52
7/31/2014	15.94	.43		.16	.59	(.43)	—		(.43)	16.10	3.75		183		.42		2.69
7/31/2013	16.36	.43		(.42)	.01	(.43)	—	[7]	(.43)	15.94	.05		148		.42		2.64
7/31/2012	15.85	.47		.51	.98	(.47)	—		(.47)	16.36	6.28		162		.38		2.94
Class F-3:
1/31/2017[3,4,9]	15.59	—	[7]	.01	.01	— [7]	—		— [7]	15.60	.09	[5]	—	[8]	—	[5,10]	.03	[5]
Class R-6:
1/31/2017[3,4]	16.04	.18		(.44)	(.26)	(.18)	—		(.18)	15.60	(1.61)[5]		290		.30	[6]	2.30	[6]
7/31/2016	15.92	.39		.12	.51	(.39)	—		(.39)	16.04	3.26		284		.30		2.45
7/31/2015	16.10	.42		(.18)	.24	(.42)	—		(.42)	15.92	1.50		190		.31		2.62
7/31/2014	15.94	.45		.16	.61	(.45)	—		(.45)	16.10	3.86		133		.31		2.80
7/31/2013	16.36	.45		(.42)	.03	(.45)	—	[7]	(.45)	15.94	.16		132		.31		2.72
7/31/2012[3,11]	16.32	.10		.05	.15	(.11)	—		(.11)	16.36	.90	[5]	43		.07	[5]	.64	[5]

	Six months ended
	January 31,	Year ended July 31
	2017[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	13%	16%	19%	9%	13%	9%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than $1 million.
[9]	Class F-3 shares were offered beginning January 27, 2017.
[10]	Amount less than .01%.
[11]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2017[3,4]	$13.40	$.20	$(.65)	$(.45)	$(.20)	$12.75	(3.37)%[5]		$9,279	.53%[6]		3.07%[6]
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69		9,510	.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62		7,385	.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60		6,772	.56		3.57
7/31/2013[3,7]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]		6,984	.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71		7,445	.55		3.73
Class B:
1/31/2017[3,4]	13.40	.15	(.65)	(.50)	(.15)	12.75	(3.71)[5]		1	1.25	[6]	2.34	[6]
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.90		3	1.28		2.43
7/31/2015	12.92	.33	.04	.37	(.33)	12.96	2.85		7	1.28		2.55
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.81		13	1.30		2.84
7/31/2013[3,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59	)5	20	1.30	[6]	2.61	[6]
8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90		30	1.29		3.01
Class C:
1/31/2017[3,4]	13.40	.15	(.65)	(.50)	(.15)	12.75	(3.76	)5	491	1.32	[6]	2.28	[6]
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85		517	1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80		349	1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75		325	1.35		2.79
7/31/2013[3,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64	)5	375	1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85		420	1.34		2.94
Class F-1:
1/31/2017[3,4]	13.40	.19	(.65)	(.46)	(.19)	12.75	(3.43	)5	478	.66	[6]	2.95	[6]
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53		518	.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49		1,474	.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46		1,389	.68		3.46
7/31/2013[3,7]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05	)5	1,659	.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59		1,526	.66		3.62

72	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2017[3,4]	$13.40	$.21		$(.65)	$(.44)	$(.21)	$12.75	(3.31)%[5]	$3,043		.41%[6]		3.20%[6]
7/31/2016	12.96	.43		.44	.87	(.43)	13.40	6.84	2,879		.40		3.26
7/31/2015	12.92	.44		.04	.48	(.44)	12.96	3.76	990		.41		3.42
7/31/2014	12.44	.46		.48	.94	(.46)	12.92	7.74	662		.42		3.70
7/31/2013[3,7]	13.08	.42		(.64)	(.22)	(.42)	12.44	(1.81)[5]	327		.42	[6]	3.49	[6]
8/31/2012	12.26	.49		.82	1.31	(.49)	13.08	10.88	239		.40		3.87
Class F-3:
1/31/2017[3,4,8]	12.75	—	[9]	— [9]	— [9]	— [9]	12.75	.04 [5]	—	[5,10]	—	[5,11]	.04	[5]
Class R-6:
1/31/2017[3,4]	13.40	.22		(.65)	(.43)	(.22)	12.75	(3.25)[5]	433		.29	[6]	3.32	[6]
7/31/2016	12.96	.44		.44	.88	(.44)	13.40	6.95	391		.29		3.39
7/31/2015	12.92	.46		.04	.50	(.46)	12.96	3.86	270		.30		3.52
7/31/2014	12.44	.48		.48	.96	(.48)	12.92	7.86	165		.31		3.81
7/31/2013[3,7]	13.08	.43		(.64)	(.21)	(.43)	12.44	(1.71)[5]	115		.31	[6]	3.58	[6]
8/31/2012[3,12]	12.94	.14		.15	.29	(.15)	13.08	2.25 [5]	42		.09	[5]	1.15	[5]

	Six months ended	Year ended			For the period	Year ended
	January 31	July 31			9/1/2012 to	August 31
	2017[3,4,5]	2016	2015	2014	7/31/2013[3,5,7]	2012
Portfolio turnover rate for all share classes	9%	13%	14%	10%	16%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on		Dividends	Net asset			Ratio of	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets	net assets
Class A:
1/31/2017[3,4]	$16.21	$.30	$(.91)	$(.61)	$(.29)	$15.31	(3.77)%[5]	$3,381	.70%[6]	3.82%[6]
7/31/2016	15.40	.63	.79	1.42	(.61)	16.21	9.45	3,519	.67	4.02
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34	2,700	.68	4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99	2,357	.68	4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)	2,246	.69	4.14
7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286	.68	4.64
Class B:
1/31/2017[3,4]	16.21	.25	(.91)	(.66)	(.24)	15.31	(4.10)[5]	— [7]	1.39 [6]	3.10 [6]
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.67	1	1.38	3.36
7/31/2015	15.22	.53	.17	.70	(.52)	15.40	4.60	4	1.39	3.43
7/31/2014	14.48	.57	.73	1.30	(.56)	15.22	9.17	6	1.44	3.87
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42	3.42
7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42	3.96
Class C:
1/31/2017[3,4]	16.21	.24	(.91)	(.67)	(.23)	15.31	(4.13)[5]	229	1.45 [6]	3.07 [6]
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62	247	1.43	3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55	182	1.44	3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12	161	1.48	3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46	3.37
7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46	3.86
Class F-1:
1/31/2017[3,4]	16.21	.30	(.91)	(.61)	(.29)	15.31	(3.80)[5]	219	.77 [6]	3.74 [6]
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37	282	.74	3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27	207	.75	4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87	178	.79	4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172	.79	4.04
7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191	.76	4.56

74	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on		Dividends	Net asset			Ratio of	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets	net assets
Class F-2:
1/31/2017[3,4]	$16.21	$.32	$(.91)	$(.59)	$(.31)	$15.31	(3.68)%[5]	$811	.51%[6]	4.01%[6]
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65	775	.48	4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53	321	.49	4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15	223	.53	4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126	.52	4.31
7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87	.49	4.81
Class F-3:
1/31/2017[3,4,8]	15.30	.01	.01	.02	(.01)	15.31	.12 [5]	— [7]	— [5]	.05 [5]
Class R-6:
1/31/2017[3,4]	16.21	.33	(.91)	(.58)	(.32)	15.31	(3.62)[5]	310	.40 [6]	4.13 [6]
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76	269	.38	4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64	188	.39	4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27	108	.42	4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58	.40	4.44
7/31/2012[3,9]	14.86	.14	.28	.42	(.15)	15.13	2.85 [5]	13	.08 [5]	1.00 [5]

	Six months ended
	January 31,	Year ended July 31
	2017[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	17%	21%	23%	24%	25%	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	75

Financial highlights (continued)

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on		Dividends	Net asset			Ratio of		Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses		net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets		net assets
Class A:
1/31/2017[3,4]	$18.21	$.27	$(.93)	$(.66)	$(.27)	$17.28	(3.66)%[5]	$1,586	.59%[6]		3.04%[6]
7/31/2016	17.62	.57	.58	1.15	(.56)	18.21	6.65	1,678	.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386	.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265	.63		3.72
7/31/2013[3,7]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250	.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334	.63		3.89
Class B:
1/31/2017[3,4]	18.21	.21	(.94)	(.73)	(.20)	17.28	(4.00)[5]	— [8]	1.31	[6]	2.31	[6]
7/31/2016	17.62	.44	.58	1.02	(.43)	18.21	5.88	— [8]	1.34		2.51
7/31/2015	17.52	.47	.09	.56	(.46)	17.62	3.22	1	1.35		2.65
7/31/2014	16.72	.51	.79	1.30	(.50)	17.52	7.93	2	1.38		3.00
7/31/2013[3,7]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)[5]	3	1.37	[6]	2.90	[6]
8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37		3.17
Class C:
1/31/2017[3,4]	18.21	.20	(.93)	(.73)	(.20)	17.28	(4.04)[5]	89	1.38	[6]	2.25	[6]
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82	97	1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78	1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76	1.42		2.94
7/31/2013[3,7]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87	1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42		3.10
Class F-1:
1/31/2017[3,4]	18.21	.26	(.93)	(.67)	(.26)	17.28	(3.72)[5]	75	.72	[6]	2.91	[6]
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52	83	.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63	.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65	.76		3.60
7/31/2013[3,7]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74	.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82	.73		3.79

76	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on		Dividends	Net asset			Ratio of	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets	net assets
Class F-2:
1/31/2017[3,4]	$18.21	$.28	$(.93)	$(.65)	$(.28)	$17.28	(3.59)%[5]	$253	.47%[6]	3.17%[6]
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79	213	.48	3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49	3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51	3.84
7/31/2013[3,7]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91	.51 [6]	3.77 [6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74	.48	4.02
Class F-3:
1/31/2017[3,4,9]	17.27	.01	.01	.02	(.01)	17.28	.10 [5]	— [8]	— [5,10]	.04 [5]

	Six months ended	Year ended			For the period	Year ended
	January 31	July 31			9/1/2012 to	August 31
	2017[3,4,5]	2016	2015	2014	7/31/2013[3,5,7]	2012
Portfolio turnover rate for all share classes	11%	11%	17%	8%	12%	15%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	Amount less than $1 million.
[9]	Class F-3 shares were offered beginning January 27, 2017.
[10]	Amount less than .01%.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	77

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
			Net (losses)								Ratio of		Ratio of
	Net asset		gains on		Dividends	Net asset					expenses to		expenses to		Ratio of
	value,	Net	securities (both	Total from	(from net	value,			Net assets,		average net		average net		net income
	beginning	investment	realized and	investment	investment	end	Total		end of year		assets before		assets after		to average
Period ended	of year	income	unrealized)	operations	income)	of year	return[2,3]		(in millions)		reimbursements		reimbursements[3]		net assets[3]
Class A:
1/31/2017[4,5]	$11.12	$.14	$(.53)	$(.39)	$(.14)	$10.59	(3.55)%[6,7]		$156		.69%[7,8]		.69%[7,8]		2.55%[7,8]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[7]	161		.72	[7]	.69	[7]	2.54	[7]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[7]	124		.72	[7]	.67	[7]	2.91	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[7]	102		.73	[7]	.63	[7]	3.07	[7]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[7]		100		.66	[7]	.59	[7]	2.88	[7]
7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	[7]	106		.76	[7]	.63	[7]	3.06	[7]
Class B:
1/31/2017[4,5]	11.12	.14	(.53)	(.39)	(.14)	10.59	(3.48)[6,7]		—	[9]	.56	[7,8]	.56	[7,8]	2.68	[7,8]
7/31/2016	10.66	.25	.45	.70	(.24)	11.12	6.64	[7]	—	[9]	1.06	[7]	1.03	[7]	2.24	[7]
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.87	[7]	—	[9]	1.49	[7]	1.43	[7]	2.15	[7]
7/31/2014	10.21	.23	.37	.60	(.23)	10.58	5.98	[7]	—	[9]	1.51	[7]	1.44	[7]	2.29	[7]
7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)[7]		—	[9]	1.53	[7]	1.46	[7]	1.99	[7]
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	[7]	—	[9]	1.59	[7]	1.45	[7]	2.24	[7]
Class C:
1/31/2017[4,5]	11.12	.09	(.53)	(.44)	(.09)	10.59	(3.94)[6]		13		1.48	[8]	1.48	[8]	1.76	[8]
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		8		1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		8		1.58		1.50		1.96
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12		7		1.62		1.50		2.17
Class F-1:
1/31/2017[4,5]	11.12	.14	(.53)	(.39)	(.14)	10.59	(3.55)[6,7]		2		.67	[7,8]	.67	[7,8]	2.57	[7,8]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[7]	2		.65	[7]	.62	[7]	2.61	[7]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[7]	2		.80	[7]	.74	[7]	2.83	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[7]	1		.77	[7]	.68	[7]	3.03	[7]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[7]		1		.86	[7]	.79	[7]	2.67	[7]
7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	[7]	2		.86	[7]	.74	[7]	2.94	[7]

78	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
			Net (losses)						Ratio of	Ratio of
	Net asset		gains on		Dividends	Net asset			expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	end	Total	end of year	assets before	assets after	to average
Period ended	of year	income	unrealized)	operations	income)	of year	return[2,3]	(in millions)	reimbursements	reimbursements[3]	net assets[3]
Class F-2:
1/31/2017[4,5]	$11.12	$.14	$(.53)	$(.39)	$(.14)	$10.59	(3.49)%[6]	$27	.56%[8]	.56%[8]	2.68%[8]
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10	31	.58	.55	2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77	20	.61	.56	3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89	16	.66	.57	3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14	.64	.57	2.90
7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21	13	.63	.53	3.13
Class F-3:
1/31/2017[4,5,10]	10.58	— [11]	.01	.01	— [11]	10.59	.13 [6]	— [9]	— [6,12]	— [6,12]	.03 [6]

	Six months ended
	January 31,	Year ended July 31
	2017[4,5,6]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	13%	14%	42%	25%	23%	15%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Class F-3 shares were offered beginning January 27, 2017.
[11]	Amount less than $.01.
[12]	Amount less than .01%.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	79

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2016, through January 31, 2017).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Classes F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

80	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$990.79	$2.91	.58%
Class A – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class F-1 – actual return	1,000.00	989.64	4.06	.81
Class F-1 – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class F-2 – actual return	1,000.00	990.95	2.76	.55
Class F-2 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class F-3 – actual return†	1,000.00	1,000.15	.04	.40
Class F-3 – assumed 5% return†	1,000.00	1,023.19	2.04	.40

Limited Term Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$982.46	$2.95	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class B – actual return	1,000.00	979.07	6.39	1.28
Class B – assumed 5% return	1,000.00	1,018.75	6.51	1.28
Class C – actual return	1,000.00	978.81	6.63	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class F-1 – actual return	1,000.00	982.07	3.35	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	983.35	2.05	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return†	1,000.00	1,000.91	.03	.26
Class F-3 – assumed 5% return†	1,000.00	1,023.89	1.33	.26
Class R-6 – actual return	1,000.00	983.91	1.50	.30
Class R-6 – assumed 5% return	1,000.00	1,023.69	1.53	.30

The Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$966.28	$2.63	.53%
Class A – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class B – actual return	1,000.00	962.87	6.18	1.25
Class B – assumed 5% return	1,000.00	1,018.90	6.36	1.25
Class C – actual return	1,000.00	962.42	6.53	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class F-1 – actual return	1,000.00	965.67	3.27	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	966.90	2.03	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return†	1,000.00	1,000.38	.03	.26
Class F-3 – assumed 5% return†	1,000.00	1,023.89	1.33	.26
Class R-6 – actual return	1,000.00	967.47	1.44	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

American Funds Tax-Exempt Funds	81

American High-Income Municipal Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$962.31	$3.46	.70%
Class A – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class B – actual return	1,000.00	958.97	6.86	1.39
Class B – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class C – actual return	1,000.00	958.70	7.16	1.45
Class C – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class F-1 – actual return	1,000.00	961.96	3.81	.77
Class F-1 – assumed 5% return	1,000.00	1,021.32	3.92	.77
Class F-2 – actual return	1,000.00	963.21	2.52	.51
Class F-2 – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class F-3 – actual return†	1,000.00	1,001.15	.04	.33
Class F-3 – assumed 5% return†	1,000.00	1,023.54	1.68	.33
Class R-6 – actual return	1,000.00	963.78	1.98	.40
Class R-6 – assumed 5% return	1,000.00	1,023.19	2.04	.40

The Tax-Exempt Fund of California

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$963.43	$2.92	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class B – actual return	1,000.00	959.99	6.47	1.31
Class B – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class C – actual return	1,000.00	959.59	6.82	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class F-1 – actual return	1,000.00	962.79	3.56	.72
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-2 – actual return	1,000.00	964.05	2.33	.47
Class F-2 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class F-3 – actual return†	1,000.00	1,000.96	.04	.34
Class F-3 – assumed 5% return†	1,000.00	1,023.49	1.73	.34

82	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2016	1/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$964.45	$3.42	.69%
Class A – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class B – actual return	1,000.00	965.20	2.77	.56
Class B – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class C – actual return	1,000.00	960.61	7.31	1.48
Class C – assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class F-1 – actual return	1,000.00	964.54	3.32	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	965.12	2.77	.56
Class F-2 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class F-3 – actual return†	1,000.00	1,001.26	.05	.43
Class F-3 – assumed 5% return†	1,000.00	1,023.04	2.19	.43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the ”annualized expense ratio” and ”actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The ”assumed 5% return” line is based on 184 days.

American Funds Tax-Exempt Funds	83

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

84	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2017, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses, which give details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio
January 31, 2017
unaudited
Bonds, notes & other debt instruments 91.44% Alabama 2.28%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$1,573
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	9,500	10,185
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2017	1,750	1,792
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	3,315	3,519
Industrial Dev. Board, City of Mobile, Pollution Control Rev. Bonds (Alabama Power Company Barry Plant Project), 1.625% 2034 (put 2018)	2,000	2,007
		19,076
Alaska 0.16%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	995	1,042
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	300	308
		1,350
Arizona 1.67%
Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds (Salt River Project), Series 2016-A, 5.00% 2028	600	728
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2008-D, 5.50% 2038 (preref. 2018)	1,425	1,485
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2022	400	450
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2018	675	713
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2019	1,000	1,091
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	400	477
Pima County, Sewer System Rev. Obligations, Series 2012-A, 4.00% 2017	1,000	1,014
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2018	500	529
School Facs. Board, Certs. of Part., Series 2015-A, 5.00% 2021	1,000	1,135
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,107
Transportation Board, Highway Rev. Bonds, Series 2008-A, 5.00% 2030 (preref. 2018)	2,000	2,111
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2018	2,000	2,101
		13,941
California 10.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.56% 2045 (put 2023)[1]	6,600	6,551
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 1.33% 2047 (put 2019)[1]	3,000	2,995
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.26% 2034 (put 2020)[1]	2,000	2,001
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,500	1,670
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 2.50% 2018	1,495	1,524
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2017	640	651
City of Riverside, Rev. Ref. Water Bonds, Series 2011-A, 1.29% 2035 (put 2020)[1]	2,500	2,500
G.O. Bonds, Series 2012-A, 1.11% 2033 (put 2018)[1]	1,500	1,498
G.O. Bonds, Series 2016-B, 1.13% 2031 (put 2021)[1]	1,500	1,495
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,143
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	445	445
American Funds Short-Term Tax-Exempt Bond Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2019	$2,000	$2,169
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 4.00% 2018	450	462
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	5,000	4,933
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	2,200	2,514
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,177
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,676
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 1.043% 2047 (put 2019)[1]	3,500	3,483
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2015-B-1, 0.94% 2047 (put 2018)[1]	2,000	2,001
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 4.00% 2018	500	522
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2022	615	709
Successor Agcy. to the Lancaster Redev. Agcy., Lancaster Redev. Project Area No. 5 and Project Area No. 6 (School Dist. Pass-Throughs), Tax Allocation Rev. Ref. Bonds, Taxable Series 2016-B-2, Assured Guaranty Municipal insured, 3.00% 2018	425	433
Successor Agcy. to the Lancaster Redev. Agcy., Lancaster Redev. Project Area No. 5 and Project Area No. 6 (School Dist. Pass-Throughs), Tax Allocation Rev. Ref. Bonds, Taxable Series 2016-B-2, Assured Guaranty Municipal insured, 3.00% 2019	435	449
Successor Agcy. to the Lancaster Redev. Agcy., Lancaster Redev. Project Area No. 5 and Project Area No. 6 (School Dist. Pass-Throughs), Tax Allocation Rev. Ref. Bonds, Taxable Series 2016-B-2, Assured Guaranty Municipal insured, 4.00% 2020	445	476
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2022	2,000	2,291
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2023	2,500	2,902
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	845	938
Los Angeles County, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,174
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds (SIFMA Index Model), Series 2012-B1, 1.01% 2027 (put 2018)[1]	2,900	2,898
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 4.00% 2018	2,500	2,604
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2017	2,510	2,567
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,085	1,147
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	1,000	1,087
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2018 (escrowed to maturity)	650	691
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2018	310	321
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2019	525	560
Riverside County, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, 5.00% 2020	615	687
Sacramento City, Fncg. Auth., Special Tax Rev. Ref. Bonds (Westlake and Regency Park), Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2020	1,375	1,531
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 2028	2,000	2,388
American Funds Short-Term Tax-Exempt Bond Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, 2.00% 2018	$1,700	$1,724
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, 3.00% 2019	2,035	2,122
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2017	1,595	1,601
Santa Cruz County, Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series 2014, BAM insured, 5.00% 2018	300	318
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	1,700	1,717
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-D, 2.625% 2033 (put 2023)	2,000	2,013
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	3,350	3,504
Stockton Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, Build America Mutual insured, 4.00% 2018	500	522
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2019	375	409
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2020	400	448
Successor Agcy. to the Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2023	400	468
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	205	207
Westlands Water Dist., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2018	750	784
Westlands Water Dist., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,091
		88,191
Colorado 0.63%
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,000	1,114
City and County of Denver, For and on behalf of it’s Dept. of Aviation (Denver International Airport), Rev. Bonds, Series 2016-B, 1.40% 2031 (put 2019)[1]	1,875	1,878
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	2,000	2,317
		5,309
Connecticut 1.54%
Various Purpose G.O. Bonds, Series 2015-D, 1.38% 2018[1]	1,000	1,004
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2022	750	857
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	825	866
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,300	1,366
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,345	1,396
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	570	577
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,240	3,372
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,925	2,006
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,365	1,456
		12,900
District of Columbia 0.31%
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2014-A, 5.00% 2017	2,000	2,070
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2019	500	549
		2,619
Florida 4.40%
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2021	1,000	1,133
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	1,660	1,797
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,322
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	1,000	1,014
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	8,064
South Florida Water Management Dist., Certs. of Part., 5.00% 2022	1,250	1,447
American Funds Short-Term Tax-Exempt Bond Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	$1,500	$1,500
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,225	2,203
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,579
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	925	963
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	470	487
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	410	427
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	595	619
JEA, St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 23, 5.00% 2017	1,750	1,799
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2019	900	986
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 1.41% 2017[1]	3,800	3,801
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	1,000	1,053
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,000	1,084
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,111
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 4.00% 2017	2,115	2,156
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2018	1,250	1,317
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2017	925	941
		36,803
Georgia 2.81%
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2018 (escrowed to maturity)	1,000	1,062
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2019 (escrowed to maturity)	760	832
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2019	2,000	2,197
Clarke County, Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2019	600	651
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,007
Fulton County, Dev. Auth., Rev. Bonds (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2019	525	570
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2013-A, 3.00% 2043	160	160
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	765	800
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	700	734
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.96% 2025 (put 2017)[1]	5,250	5,246
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.91% 2025 (put 2017)[1]	3,500	3,497
Municipal Gas Auth., Gas Rev. Bonds (Gas Portfolio III Project), Series 2014-U, 4.00% 2017	1,000	1,021
State Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	2,500	2,713
		23,490
Hawaii 0.57%
G.O. Bonds, Series 2011-DZ, 5.00% 2017	2,325	2,406
G.O. Bonds, Series 2011-DZ, 5.00% 2017 (escrowed to maturity)	175	181
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2018	1,000	1,068
Dept. of Transportation, Aiports Division Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2019	1,000	1,080
		4,735
Idaho 0.31%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2017	2,525	2,571
American Funds Short-Term Tax-Exempt Bond Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments Illinois 6.96%	Principal amount (000)	Value (000)
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	$3,500	$3,848
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,233
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2025	1,000	1,168
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2018	750	776
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 4.00% 2019	1,925	2,008
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2020	600	658
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-B, 5.00% 2019	1,000	1,068
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	555	636
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2018	600	618
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2006-B, FGIC-National insured, 5.00% 2018	370	371
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2018	300	309
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,750	3,093
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 4.00% 2017	250	255
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	500	554
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	500	559
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,429
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,250
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2013, 5.00% 2019	2,000	2,179
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2019	550	599
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	2,742
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	2,000	2,156
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2018	500	531
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2020	2,410	2,685
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2009-C, 6.375% 2029 (preref. 2019)	1,000	1,114
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2019	1,000	1,091
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.66% 2050 (put 2025)[1]	3,400	3,366
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	2,155	2,388
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2019	1,500	1,645
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2018	1,000	1,036
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2013-B, 5.00% 2018	1,750	1,868
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-B, 5.00% 2017	705	707
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 3.00% 2018	1,000	1,023
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,015	1,073
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.00% 2019	300	306
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.00% 2020	934	955
		58,297
Indiana 2.54%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 4.70% 2031 (put 2018)	500	502
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2017	1,250	1,277
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,509
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2019	1,100	1,211
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2022	2,500	2,905
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2023	2,000	2,345
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	2,615	2,626
American Funds Short-Term Tax-Exempt Bond Fund — Page 5 of 16

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Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	$6,000	$6,897
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	1,000	999
		21,271
Iowa 0.10%
Fin. Auth., Single Family Mortgage Bonds, Series 2015-A, AMT, 3.50% 2040	780	808
Kentucky 0.62%
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	5,156
Louisiana 0.47%
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2021	1,500	1,694
Jefferson Parish Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	180	186
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2014, 5.00% 2017	500	506
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2014, 5.00% 2018	500	524
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2017	1,000	1,011
		3,921
Maine 0.54%
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	945	986
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,650	1,710
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	1,075	1,128
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	705	723
		4,547
Maryland 1.03%
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2028	1,200	1,358
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,690	2,775
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2012-D, 1.347% 2038 (put 2017)[1]	1,395	1,400
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2024 (preref. 2019)	900	982
Stadium Auth., Sports Facs. Lease Rev. Ref. Bonds (Baseball Stadium Issue), Series 2011-B, AMT, 5.00% 2017	1,000	1,035
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2018	1,000	1,040
		8,590
Massachusetts 4.01%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 1.18% 2038 (put 2018)[1]	8,315	8,315
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-5, 0.96% 2038 (put 2018)[1]	1,075	1,075
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2018	495	518
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	3,000	3,361
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2018	1,000	1,045
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 4.00% 2018	500	510
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,272
G.O. Bonds, Consolidated Loan of 2012, Series D, 1.09% 2018[1]	1,000	1,001
G.O. Bonds, Consolidated Loan of 2014, Series D-2, 0.96% 2043 (put 2017)[1]	2,000	2,000
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	765	794
Housing Fin. Agcy., Single-Family Housing Rev. Bonds, Series 169, 4.00% 2044	820	855
American Funds Short-Term Tax-Exempt Bond Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	$1,345	$1,415
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	965	1,025
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	1,000	1,043
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	400	411
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	450	455
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,445	1,463
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	850	904
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,220	3,402
Port Auth., Rev. Bonds, Series 2012-A, AMT, 3.00% 2017	660	666
		33,530
Michigan 4.32%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2018	2,225	2,319
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	2,500	2,880
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-C-7, National insured, 5.00% 2019	575	619
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-1, Assured Guaranty Municipal insured, 5.00% 2020	500	552
Fin. Auth. State Revolving Fund, Clean Water Revolving Fund Rev. Bonds, Series 2012, 5.00% 2018	1,000	1,067
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2018	725	761
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,116
County of Genesee, Water Supply System Rev. Ref. Bonds (Limited Tax G.O.), Series 2014, BAM insured, 4.00% 2018	420	438
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, 1.090% 2033 (put 2018)[1]	2,000	1,996
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2019	500	543
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2020	500	556
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2021	1,400	1,586
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	835	861
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,501
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	1,500	1,562
State Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	970	1,022
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	2,600	2,521
Regents of the University of Michigan, General Rev. Bonds, Series 2017-A, 5.00% 2022	1,000	1,164
Regents of the University of Michigan, General Rev. Bonds, Series 2017-A, 5.00% 2023	2,000	2,365
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 3.00% 2017	310	312
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 4.00% 2018	210	217
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2019	240	257
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2020	275	300
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2021	465	514
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	2,743
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, National insured, 5.00% 2017	1,305	1,345
American Funds Short-Term Tax-Exempt Bond Fund — Page 7 of 16

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	$1,900	$2,008
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, Assured Guaranty Municipal insured, 4.00% 2020	1,690	1,802
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2020	250	277
		36,204
Minnesota 1.20%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	530	551
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	730	756
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	595	604
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,115	1,187
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,365	4,598
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	870	921
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	890	923
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	250	267
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Bonds, Series 2016-C, 5.00% 2023	230	269
		10,076
Mississippi 0.18%
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2019	850	909
Home Corp., Single Family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	530	562
		1,471
Missouri 0.65%
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	1,790	1,894
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-C, 4.90% 2036	270	277
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-D, 4.80% 2040	395	412
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	420	437
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,030	1,077
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	1,255	1,327
		5,424
Montana 0.30%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	900	937
Board of Housing, Single Family Homeownership Bonds, Series 2012-A-2, AMT, 4.00% 2038	1,490	1,544
		2,481
Nebraska 1.60%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2017	1,045	1,057
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	4,200	4,554
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	360	363
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	1,215	1,239
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	1,775	1,812
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	795	834
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,830	1,905
American Funds Short-Term Tax-Exempt Bond Fund — Page 8 of 16

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Bonds, notes & other debt instruments Nebraska (continued)	Principal amount (000)	Value (000)
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	$500	$526
Board of Regents of the University of Nebraska, University of Nebraska-Lincoln Student Fees and Facs., Rev. Bonds, Series 2009-A, 5.00% 2022 (preref. 2019)	1,000	1,073
		13,363
Nevada 1.56%
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2019	2,000	2,156
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2021	1,170	1,327
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,500	5,519
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2017	740	744
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2018	1,000	1,053
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2021	1,310	1,308
Washoe County, Gas Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-A, AMT, 1.50% 2031 (put 2019)	1,000	988
		13,095
New Hampshire 0.24%
Turnpike System Rev. Ref. Bonds, Series 2012-B, 5.00% 2017	2,000	2,000
New Jersey 2.48%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,196
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2021	375	415
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,562
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,105
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	813
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2021	2,000	2,187
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,368
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	2,000	2,093
Transportation Trust Fund Auth., Transportation System Bonds, Series 2012-AA, 5.00% 2017	1,000	1,012
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 1.34% 2024 (put 2018)[1]	2,000	2,001
		20,752
New Mexico 0.83%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 1.581% 2028[1]	20	20
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), 1.875% 2029 (put 2020)	2,000	2,012
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,245
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	545	574
Mortgage Fin. Auth., Single-Family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	870	921
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	1,135	1,182
		6,954
New York 8.21%
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	2,000	2,318
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	2,000	2,220
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2028	2,500	3,005
American Funds Short-Term Tax-Exempt Bond Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2018	$1,500	$1,569
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 1.38% 2017[1]	2,000	2,006
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, 1.21% 2031 (put 2019)[1]	2,500	2,506
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-B-3C, 1.11% 2034 (put 2019)[1]	2,000	1,997
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	803
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,250
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.24% 2039 (put 2020)[1]	6,250	6,243
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,530	1,568
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,855	2,935
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,985	3,196
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,000	1,051
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	650	685
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	950	986
City of New York, G.O. Bonds, Fiscal 2004, Series 2014-A-6, 1.16% 2031[1]	2,500	2,497
City of New York, G.O. Bonds, Series 2008-J-4, 1.21% 2025[1]	6,000	6,000
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,059
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,681
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series B, 5.00% 2017	1,000	1,000
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	725	726
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,028
Port Auth., Consolidated Rev. Ref. Bonds, Series 185, AMT, 5.00% 2020	2,000	2,229
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2021	2,000	2,273
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	675	720
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,081
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2020	1,500	1,636
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2021	750	834
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2022	1,000	1,125
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2000-ABCD-4, Assured Guaranty Municipal insured, 1.01% 2018[1]	1,250	1,250
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	2,010	2,082
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2030	1,850	2,204
		68,763
North Carolina 0.62%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	1,500	1,564
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, 1.40% 2033 (put 2017)[1]	2,615	2,610
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2019	500	535
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2020	445	487
		5,196
North Dakota 0.87%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	2,090	2,165
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	445	471
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	545	574
American Funds Short-Term Tax-Exempt Bond Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments North Dakota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	$1,935	$2,053
Housing Fin. Auth., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	1,895	1,984
		7,247
Ohio 1.66%
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	1,000	1,150
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2022	815	922
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	1,490	1,562
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	1,510	1,616
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	615	640
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	300	319
Kent State University, Rev. General Receipts, Series 2016, 4.00% 2022	1,000	1,101
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2018	1,750	1,845
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2017	1,000	1,036
Major New State Infrastructure Project, Rev. Bonds, Series 2016-1, 5.00% 2023	1,000	1,185
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,508
		13,884
Oklahoma 0.28%
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 1.46% 2023 (put 2018)[1]	1,325	1,323
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 4.00% 2017	985	995
		2,318
Oregon 1.20%
Dept. of Administrative Services, Lottery Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	1,300	1,363
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.66% 2022 (put 2018)[1]	3,000	3,000
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.51% 2020 (put 2017)[1]	1,500	1,500
G.O. Bonds (Veterans’ Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	2,790	2,989
Port of Portland, Portland International Airport Rev. Bonds, Series 24-B, AMT, 5.00% 2021	1,090	1,229
		10,081
Pennsylvania 3.12%
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), 4.00% 2019	450	478
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), 4.00% 2020	500	539
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,152
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,440	3,682
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	1,675	1,736
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	1,775	1,839
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	905	943
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	985	1,030
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2020	500	543
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2021	500	548
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2022	500	551
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2017	2,500	2,516
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 1.34% 2018[1]	1,500	1,498
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, 1.64% 2021[1]	1,100	1,096
American Funds Short-Term Tax-Exempt Bond Fund — Page 11 of 16

unaudited
Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, 1.46% 2045 (put 2018)[1]	$1,000	$1,000
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2016, 5.00% 2021	3,500	3,930
		26,081
Rhode Island 1.09%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2020	1,990	2,200
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	1,280	1,440
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,010	3,157
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	1,250	1,302
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2017	700	720
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 5.00% 2018	300	317
		9,136
South Carolina 0.73%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	1,100	1,184
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 4.00% 2020	2,945	3,207
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	1,500	1,721
		6,112
South Dakota 0.81%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	1,230	1,307
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	630	637
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	345	360
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,210	1,295
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	2,000	2,105
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	1,020	1,081
		6,785
Tennessee 1.52%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University), Series 2012-B, 1.26% 2038 (preref. 2017)[1]	500	500
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University), Series 2012-B, 1.26% 2038 (put 2017)[1]	500	500
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	565	594
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	785	832
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,345	1,415
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	660	695
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	455	484
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,235	1,266
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,220	1,271
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,605	1,686
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,375	1,452
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,040	1,095
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	930	978
		12,768
Texas 8.83%
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	2,000	2,195
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	385	386
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-E, AMT, 5.00% 2019	2,000	2,181
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2018	1,000	1,066
American Funds Short-Term Tax-Exempt Bond Fund — Page 12 of 16

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2019	$500	$547
City of Denton (Denton County), Utility System Rev. Bonds, Series 2017, 5.00% 2020	1,000	1,123
City of Denton (Denton County), Utility System Rev. Bonds, Series 2017, 5.00% 2022	1,000	1,160
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-B, 1.24% 2042 (put 2019)[1]	2,000	1,996
Harris County, Toll Road Rev. Bonds, Series 2012-B, 1.36% 2021 (put 2018)[1]	2,500	2,499
Spring Independent School Dist. (Harris County), School Building Bonds, Series 2017, 5.00% 2022	2,000	2,330
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,050
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 1.38% 2034 (put 2017)[1]	2,450	2,450
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2020	1,000	1,114
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2009-A, Assured Guaranty insured, 5.25% 2033 (preref. 2019)	1,805	1,971
Love Field Airport Modernization Corp. (City of Dallas), General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2021	500	563
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,000	2,030
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2018	1,000	1,058
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 1.46% 2050 (put 2019)[1]	1,300	1,301
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,380	2,394
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2018	1,000	1,032
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2019	890	935
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2017	1,050	1,068
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,082
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,188
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,641
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	5,500	5,584
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 1.040% 2033 (put 2018)[1]	6,000	5,987
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2018	1,515	1,586
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2019	1,000	1,099
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2020	750	842
Board of Regents, Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,800	2,080
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 1.040% 2041 (put 2018)[1]	6,500	6,496
Transportation Commission, State Highway Fund Rev. Bonds, Series 2014-B, 1.01% 2032 (put 2017)[1]	1,600	1,600
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2022	1,000	1,156
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2023	1,000	1,173
Board of Regents of The University of Texas System, Rev. Fncg. System Bonds, Series 2016-J, 5.00% 2024	5,000	5,990
Board of Regents of The University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2019	1,750	1,915
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2015-A, 4.00% 2020	1,000	1,083
		73,951
Utah 0.25%
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	2,000	2,108
American Funds Short-Term Tax-Exempt Bond Fund — Page 13 of 16

unaudited
Bonds, notes & other debt instruments Vermont 0.24%	Principal amount (000)	Value (000)
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 4.00% 2020	$750	$809
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 2.499% 2022[1]	1,213	1,227
		2,036
Virginia 0.79%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,335
Fairfax County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.00% 2019	1,000	1,084
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	1,000	1,194
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	1,000	1,006
		6,619
Washington 3.26%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2023	500	598
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	5,000	5,021
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2025	875	1,056
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	500	598
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2016-A, 5.00% 2024	300	358
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,123
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2018	1,750	1,858
Various Purpose G.O. Ref. Bonds, Series R-2012-A, 5.00% 2017	1,250	1,272
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-B, 4.00% 2042 (put 2021)	250	273
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2019	500	546
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	532
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	2,550	2,893
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.66% 2035 (put 2021)[1]	2,500	2,488
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	290	304
Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	860	879
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	1,850	1,915
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	435	442
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, 1.34% 2045 (put 2018)[1]	1,000	1,000
Port of Seattle, Rev. Ref. Bonds, Series 2015-B, 5.00% 2020	1,000	1,104
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2022	900	1,015
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	1,000	1,003
		27,278
West Virginia 0.31%
Monongalia County, Building Commission, Ref. and Improvement Rev. Bonds (Monongalia Health System Obligated Group), Series 2015, 5.00% 2020	1,135	1,253
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, 1.19% 2041 (put 2019)[1]	1,375	1,373
		2,626
Wisconsin 2.52%
Health and Educational Facs. Auth., Rev. Bonds (UnityPoint Health), Series 2014-A, 5.00% 2017	325	336
Health and Educational Facs. Auth., Rev. Bonds (UnityPoint Health), Series 2014-A, 5.00% 2018	435	465
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,060
American Funds Short-Term Tax-Exempt Bond Fund — Page 14 of 16

unaudited
Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	$4,500	$4,989
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2017	2,000	2,034
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	2,000	2,322
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,180	2,296
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,855	3,994
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,482
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,086
		21,064
Wyoming 0.28%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	880	902
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,365	1,455
		2,357
Total bonds, notes & other debt instruments (cost: $767,110,000)		765,335
Short-term securities 8.35%
California, City of Los Angeles, Dept. of Water and Power, Commercial Paper, Series 2017-A-2, 0.73% 3/6/2017	2,000	2,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-2, 0.68% 2/6/2017	3,000	3,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.74% 3/1/2017	10,000	10,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2016-A, 2.00% 4/24/2017	2,000	2,006
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.58% 2035[1]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.58% 2035[1]	3,000	3,000
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.63% 2036[1]	7,300	7,300
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.63% 2035[1]	3,700	3,700
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.63% 2028[1]	3,310	3,310
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.62% 2038[1]	3,100	3,100
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.63% 2045[1]	2,000	2,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.63% 2045[1]	10,700	10,700
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.63% 2022[1]	7,160	7,160
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 0.62% 2035[1]	5,650	5,650
Total short-term securities (cost: $69,926,000)		69,926
Total investment securities 99.79% (cost: $837,036,000)		835,261
Other assets less liabilities 0.21%		1,762
Net assets 100.00%		$837,023

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,021,000, which represented .60% of the net assets of the fund.

American Funds Short-Term Tax-Exempt Bond Fund — Page 15 of 16

unaudited
Key to abbreviations
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-039-0317O-S54058	American Funds Short-Term Tax-Exempt Bond Fund — Page 16 of 16

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: March 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2017